                                                    [VARIABLE ACCOUNT B GRAPHIC]

WEALTH BUILDING OPPORTUNITY

OHIO NATIONAL
FUND, INC.




                                               ANNUAL REPORT
                                               ---------------------------------
                                               DECEMBER 31, 2003


                                               Ohio National Fund, Inc.



[GRAPHIC]  OHIO NATIONAL
           FINANCIAL SERVICES

                    THE OHIO NATIONAL LIFE ASSURANCE COMPANY
                   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2003 Ohio National Variable Account B Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account B for 2003 and the prior periods presented. We're pleased to share these results with you.

Please also refer to the accompanying Fund Annual Report for detailed information regarding Ohio National Fund, Inc. and/or The Dow Target Variable Fund LLC, or any other fund to which you allocated your contract values.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

/s/ JOHN J. PALMER
Vice Chairman
February 20, 2004

                               ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account B. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account B.

THIS ANNUAL REPORT HAS FOUR MAJOR SECTIONS:

STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY
This statement lists all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners' equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

STATEMENTS OF OPERATIONS
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Expenses included are the risk and administrative expenses, which are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as fund shares are sold, and the change in unrealized gain or loss.

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
The Statements of Changes in Contract Owners' Equity include increase or decrease in Contract Owners' Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of these two sections represents the Net Change in Contract Owners' Equity which, when added to the beginning Contracts Owners' Equity, equals Contract Owners' Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

NOTES TO THE FINANCIAL STATEMENTS
The Notes to the Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
1,112,137 Shares (Cost $28,399,569).............  $ 27,558,763       $ 26,927,920            630,843        $ 27,558,763
Money Market Subaccount
319,891 Shares (Cost $3,198,908)................     3,198,908          2,497,502            701,406           3,198,908
Bond Subaccount
388,854 Shares (Cost $4,017,077)................     4,160,740          4,148,750             11,990           4,160,740
Omni Subaccount
843,639 Shares (Cost $13,976,778)...............    10,418,937         10,218,753            200,184          10,418,937
International Subaccount
998,741 Shares (Cost $13,286,339)...............     8,699,034          8,689,101              9,933           8,699,034
Capital Appreciation Subaccount
664,079 Shares (Cost $8,661,476)................     9,662,351          9,574,777             87,574           9,662,351
Discovery Subaccount
436,071 Shares (Cost $10,079,080)...............     7,299,825          7,299,825                  0           7,299,825
International Small Company Subaccount
229,012 Shares (Cost $3,008,491)................     2,809,980          2,809,980                  0           2,809,980
Aggressive Growth Subaccount
154,652 Shares (Cost $1,596,994)................       845,944            845,944                  0             845,944
Small Cap Growth Subaccount
177,686 Shares (Cost $2,432,373)................     1,304,213          1,304,213                  0           1,304,213
Mid Cap Opportunity Subaccount
583,977 Shares (Cost $8,413,983)................     8,140,639          8,124,508             16,131           8,140,639
S&P 500 Index Subaccount
831,667 Shares (Cost $11,321,883)...............     9,572,484          9,466,199            106,285           9,572,484
Blue Chip Subaccount
25,848 Shares (Cost $243,826)...................       261,583            261,583                  0             261,583
High Income Bond Subaccount
44,466 Shares (Cost $330,570)...................       348,611            348,611                  0             348,611
Capital Growth Subaccount
28,584 Shares (Cost $664,819)...................       410,467            410,467                  0             410,467
Nasdaq-100 Index Subaccount
65,683 Shares (Cost $233,249)...................       249,596            249,596                  0             249,596
Bristol Subaccount
7,496 Shares (Cost $70,628).....................        78,182             78,182                  0              78,182
Bryton Growth Subaccount
8,422 Shares (Cost $72,311).....................        78,581             78,581                  0              78,581

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
5,473 Shares (Cost $40,543).....................  $     54,507       $     54,507         $        0        $     54,507
Second Quarter Subaccount
3,036 Shares (Cost $29,344).....................        33,063             33,063                  0              33,063
Third Quarter Subaccount
1,297 Shares (Cost $10,683).....................        12,037             12,037                  0              12,037
Fourth Quarter Subaccount
5,114 Shares (Cost $43,991).....................        53,905             53,905                  0              53,905

DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
5,772 Shares (Cost $44,574).....................        54,543             54,543                  0              54,543
Second Quarter Subaccount
3,562 Shares (Cost $29,799).....................        32,169             32,169                  0              32,169
Third Quarter Subaccount
48 Shares (Cost $454)...........................           448                448                  0                 448
Fourth Quarter Subaccount
8,807 Shares (Cost $72,501).....................        85,959             85,959                  0              85,959

JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
Growth Subaccount
61,558 Shares (Cost $1,862,095).................     1,183,755          1,183,755                  0           1,183,755
Worldwide Growth Subaccount
42,325 Shares (Cost $1,783,003).................     1,092,842          1,073,740             19,102           1,092,842
Balanced Subaccount
78,070 Shares (Cost $1,925,601).................     1,794,039          1,761,642             32,397           1,794,039

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
19,367 Shares (Cost $389,175)...................       367,786            366,017              1,769             367,786
Multi Cap Value II Subaccount
22,182 Shares (Cost $198,541)...................       223,594            223,594                  0             223,594
Mid Cap Growth II Subaccount
28,608 Shares (Cost $619,818)...................       392,791            392,791                  0             392,791

VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS -- CLASS I:
US Real Estate Subaccount
15,463 Shares (Cost $200,497)...................       240,913            240,913                  0             240,913

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
22,979 Shares (Cost $206,458)...................  $    229,795       $    229,795         $        0        $    229,795
Core US Equity Subaccount
10,582 Shares (Cost $115,191)...................       115,560            115,560                  0             115,560
Capital Growth Subaccount
3,372 Shares (Cost $32,566).....................        32,336             32,336                  0              32,336

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
27,018 Shares (Cost $225,485)...................       289,906            289,906                  0             289,906
Small Cap Subaccount
56,291 Shares (Cost $680,608)...................       828,037            828,037                  0             828,037

PBHG INSURANCE SERIES FUND:
Technology & Communications Subaccount
25,994 Shares (Cost $95,989)....................        56,666             56,666                  0              56,666

FIDELITY VARIABLE INSURANCE PRODUCTS
FUND -- SERVICE CLASS 2:
VIP Mid-Cap Subaccount
55,472 Shares (Cost $1,065,330).................     1,329,667          1,329,667                  0           1,329,667
VIP Contrafund Subaccount
27,234 Shares (Cost $529,496)...................       624,477            624,477                  0             624,477
VIP Growth Subaccount
10,260 Shares (Cost $331,295)...................       315,201            315,201                  0             315,201
VIP Equity Income Subaccount
408 Shares (Cost $8,739)........................         9,364              9,364                  0               9,364

JANUS ASPEN SERIES -- SERVICE SHARES:
Growth Subaccount
7,578 Shares (Cost $197,234)....................       144,286            144,286                  0             144,286
Worldwide Growth Subaccount
5,840 Shares (Cost $223,671)....................       150,091            150,091                  0             150,091
Balanced Subaccount
22,324 Shares (Cost $526,799)...................       531,751            531,751                  0             531,751
International Growth Subaccount
376 Shares (Cost $7,040)........................         8,601              8,601                  0               8,601

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
1,625 Shares (Cost $19,192).....................        22,507             22,507                  0              22,507
Investors Growth Stock Subaccount
368 Shares (Cost $2,598)........................         3,150              3,150                  0               3,150

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
(CONTINUED)
Mid Cap Growth Subaccount
3,179 Shares (Cost $19,562).....................  $     19,453       $     19,453         $        0        $     19,453
Total Return Subaccount
41,564 Shares (Cost $727,386)...................       808,006            808,006                  0             808,006

JP MORGAN SERIES TRUST II:
Small Company Subaccount
6,132 Shares (Cost $70,362).....................        86,212             86,212                  0              86,212
Mid Cap Value Subaccount
7,308 Shares (Cost $129,448)....................       157,771            157,771                  0             157,771

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE
SHARES:
Real Return Subaccount
116,080 Shares (Cost $1,431,868)................     1,434,748          1,434,748                  0           1,434,748
Total Return Subaccount
107,406 Shares (Cost $1,127,426)................     1,112,716          1,112,716                  0           1,112,716
Global Bond Subaccount
3,531 Shares (Cost $42,450).....................        46,009             46,009                  0              46,009

CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
6,100 Shares (Cost $81,920).....................        96,496             96,496                  0              96,496

THE PRUDENTIAL SERIES FUND, INC.:
Jennison Subaccount
305 Shares (Cost $4,710)........................         5,021              5,021                  0               5,021

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE
SHARES:
Appreciation Subaccount
211 Shares (Cost $7,026)........................         7,227              7,227                  0               7,227

ROYCE CAPITAL FUND:
Small-Cap Subaccount
12,733 Shares (Cost $90,312)....................        96,642             96,642                  0              96,642
Mid-Cap Subaccount
11,741 Shares (Cost $112,502)...................       127,981            127,981                  0             127,981

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS -- CLASS II:
Core Plus Fixed Income Class II Subaccount
282 Shares (Cost $3,230)........................  $      3,244       $      3,244         $        0        $      3,244
US Real Estate Class II Subaccount
16 Shares (Cost $240)...........................           255                255                  0                 255
                                                  ------------       ------------         ----------        ------------
TOTALS..........................................  $109,414,365       $107,596,751         $1,817,614        $109,414,365
                                                  ============       ============         ==========        ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                     OHIO NATIONAL FUND, INC.
                                     ----------------------------------------------------------------------------------------
                                                                                                                   CAPITAL
                                       EQUITY       MONEY MARKET       BOND          OMNI       INTERNATIONAL    APPRECIATION
                                     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                     -----------    ------------    ----------    ----------    -------------    ------------
                                        2003            2003           2003          2003           2003             2003
                                     -----------    ------------    ----------    ----------    -------------    ------------
Investment activity:
  Reinvested dividends.............  $    43,376     $  29,769      $  252,060    $  171,721     $    35,731      $   22,208
  Risk & administrative expense
     (note 3)......................     (266,690)      (30,604)        (75,294)     (148,694)        (81,522)        (75,099)
                                     -----------     ---------      ----------    ----------     -----------      ----------
       Net investment activity.....     (223,314)         (835)        176,766        23,027         (45,791)        (52,891)
                                     -----------     ---------      ----------    ----------     -----------      ----------
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains......            0             0               0             0               0               0
     Realized gain (loss)..........   (1,280,521)          200          38,941      (938,393)     (1,997,831)       (281,985)
     Unrealized gain...............   10,052,883             0         167,070     3,028,745       4,190,761       2,696,384
                                     -----------     ---------      ----------    ----------     -----------      ----------
       Net gain on investments.....    8,772,362           200         206,011     2,090,352       2,192,930       2,414,399
                                     -----------     ---------      ----------    ----------     -----------      ----------
          Net increase (decrease)
            in contract owners'
            equity from
            operations.............  $ 8,549,048     $    (635)     $  382,777    $2,113,379     $ 2,147,139      $2,361,508
                                     ===========     =========      ==========    ==========     ===========      ==========

                                       OHIO NATIONAL FUND, INC.
                                     ----------------------------
                                                    INTERNATIONAL
                                      DISCOVERY       SMALL CO.
                                     SUBACCOUNT      SUBACCOUNT
                                     -----------    -------------
                                        2003            2003
                                     -----------    -------------
Investment activity:
  Reinvested dividends.............  $         0     $    5,106
  Risk & administrative expense
     (note 3)......................      (64,858)       (22,875)
                                     -----------     ----------
       Net investment activity.....      (64,858)       (17,769)
                                     -----------     ----------
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains......            0              0
     Realized gain (loss)..........   (1,033,213)      (235,629)
     Unrealized gain...............    3,105,036      1,236,942
                                     -----------     ----------
       Net gain on investments.....    2,071,823      1,001,313
                                     -----------     ----------
          Net increase (decrease)
            in contract owners'
            equity from
            operations.............  $ 2,006,965     $  983,544
                                     ===========     ==========

                                                                     OHIO NATIONAL FUND, INC.
                                     -----------------------------------------------------------------------------------------
                                                                                                    SOCIAL
                                     AGGRESSIVE      SMALL CAP        MID CAP         S&P          AWARENESS
                                       GROWTH          GROWTH       OPPORTUNITY    500 INDEX      SUBACCOUNT       BLUE CHIP
                                     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      (NOTE 5)        SUBACCOUNT
                                     -----------    ------------    -----------    ----------    -------------    ------------
                                        2003            2003           2003           2003           2003             2003
                                     -----------    ------------    -----------    ----------    -------------    ------------
Investment activity:
  Reinvested dividends.............  $         0     $       0      $    2,797     $  103,589     $       493      $    3,213
  Risk & administrative expense
     (note 3)......................       (7,671)      (11,892)        (71,948)       (82,063)           (288)         (2,637)
                                     -----------     ---------      ----------     ----------     -----------      ----------
       Net investment activity.....       (7,671)      (11,892)        (69,151)        21,526             205             576
                                     -----------     ---------      ----------     ----------     -----------      ----------
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains......            0             0               0              0               0               0
     Realized gain (loss)..........     (175,497)     (583,525)       (469,755)      (818,156)       (104,763)        (18,018)
     Unrealized gain...............      386,125       989,931       3,212,885      2,867,713         110,042          76,395
                                     -----------     ---------      ----------     ----------     -----------      ----------
       Net gain on investments.....      210,628       406,406       2,743,130      2,049,557           5,279          58,377
                                     -----------     ---------      ----------     ----------     -----------      ----------
          Net increase in contract
            owners' equity from
            operations.............  $   202,957     $ 394,514      $2,673,979     $2,071,083     $     5,484      $   58,953
                                     ===========     =========      ==========     ==========     ===========      ==========

                                      OHIO NATIONAL FUND, INC.
                                     ---------------------------
                                       EQUITY          HIGH
                                       INCOME         INCOME
                                     SUBACCOUNT        BOND
                                      (NOTE 5)      SUBACCOUNT
                                     ----------    -------------
                                        2003           2003
                                     ----------    -------------
Investment activity:
  Reinvested dividends.............  $      619     $   25,799
  Risk & administrative expense
     (note 3)......................        (345)        (3,433)
                                     ----------     ----------
       Net investment activity.....         274         22,366
                                     ----------     ----------
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains......           0              0
     Realized gain (loss)..........     (15,543)           974
     Unrealized gain...............      17,165         40,197
                                     ----------     ----------
       Net gain on investments.....       1,622         41,171
                                     ----------     ----------
          Net increase in contract
            owners' equity from
            operations.............  $    1,896     $   63,537
                                     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                          OHIO NATIONAL FUND, INC.
                                           -------------------------------------------------------
                                              CAPITAL       NASDAQ-100                    BRYTON
                                              GROWTH          INDEX        BRISTOL        GROWTH
                                            SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           -------------    ----------    ----------    ----------
                                               2003            2003          2003          2003
                                           -------------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends...................    $       0       $      0      $    203      $      0
  Risk & administrative expense (note
     3)..................................       (3,792)        (2,472)         (271)         (387)
                                             ---------       --------      --------      --------
       Net investment activity...........       (3,792)        (2,472)          (68)         (387)
                                             ---------       --------      --------      --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............            0              0             0             0
     Realized gain (loss)................     (135,058)       (42,466)         (843)       (5,657)
     Unrealized gain.....................      244,774        137,635         8,958        11,005
                                             ---------       --------      --------      --------
       Net gain on investments...........      109,716         95,169         8,115         5,348
                                             ---------       --------      --------      --------
          Net increase in contract
            owners' equity from
            operations...................    $ 105,924       $ 92,697      $  8,047      $  4,961
                                             =========       ========      ========      ========

                                                    DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                           ----------------------------------------------------
                                             FIRST         SECOND        THIRD         FOURTH
                                            QUARTER       QUARTER       QUARTER       QUARTER
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           ----------    ----------    ----------    ----------
                                              2003          2003          2003          2003
                                           ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends...................   $  1,310      $    596      $    142      $    950
  Risk & administrative expense (note
     3)..................................       (459)         (182)          (46)         (357)
                                            --------      --------      --------      --------
       Net investment activity...........        851           414            96           593
                                            --------      --------      --------      --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............          0             0             0             0
     Realized gain (loss)................         58             4             2            40
     Unrealized gain.....................     13,964         3,719         1,354         9,914
                                            --------      --------      --------      --------
       Net gain on investments...........     14,022         3,723         1,356         9,954
                                            --------      --------      --------      --------
          Net increase in contract
            owners' equity from
            operations...................   $ 14,873      $  4,137      $  1,452      $ 10,547
                                            ========      ========      ========      ========

                                            DOW TARGET
                                           10 PORTFOLIOS
                                             (NOTE 5)                 DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                           -------------    ----------------------------------------------------
                                                              FIRST                                     SECOND
                                             NOVEMBER        QUARTER       FEBRUARY       MARCH        QUARTER
                                            SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           -------------    ----------    ----------    ----------    ----------
                                               2003            2003          2003          2003          2003
                                           -------------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends...................    $     258       $  1,115      $      0      $     14      $    501
  Risk & administrative expense (note
     3)..................................         (150)          (481)            0           (11)         (183)
                                             ---------       --------      --------      --------      --------
       Net investment activity...........          108            634             0             3           318
                                             ---------       --------      --------      --------      --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............            0          2,701             0             0             0
     Realized gain (loss)................       (1,833)           336          (109)         (920)           (2)
     Unrealized gain.....................        2,132          9,981           155           905         2,472
                                             ---------       --------      --------      --------      --------
       Net gain (loss) on investments....          299         13,018            46           (15)        2,470
                                             ---------       --------      --------      --------      --------
          Net increase (decrease) in
            contract owners' equity from
            operations...................    $     407       $ 13,652      $     46      $    (12)     $  2,788
                                             =========       ========      ========      ========      ========


                                              DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                           --------------------------------------
                                                                         THIRD
                                              MAY           JUNE        QUARTER
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           ----------    ----------    ----------
                                              2003          2003          2003
                                           ----------    ----------    ----------
Investment activity:
  Reinvested dividends...................   $      0      $      0      $     10
  Risk & administrative expense (note
     3)..................................          0             0            (3)
                                            --------      --------      --------
       Net investment activity...........          0             0             7
                                            --------      --------      --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............          0             0             8
     Realized gain (loss)................        (41)          (53)           (1)
     Unrealized gain.....................         42            50            36
                                            --------      --------      --------
       Net gain (loss) on investments....          1            (3)           43
                                            --------      --------      --------
          Net increase (decrease) in
            contract owners' equity from
            operations...................   $      1      $     (3)     $     50
                                            ========      ========      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                             DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                        --------------------------------------------------------------------------
                                                                          FOURTH
                                          AUGUST        SEPTEMBER        QUARTER       NOVEMBER        DECEMBER
                                        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                        ----------    --------------    ----------    ----------    --------------
                                           2003            2003            2003          2003            2003
                                        ----------    --------------    ----------    ----------    --------------
Investment activity:
  Reinvested dividends................  $       1       $       0       $   1,430     $     485       $       1
  Risk & administrative expense (note
     3)...............................          0               0            (517)         (208)              0
                                        ---------       ---------       ---------     ---------       ---------
       Net investment activity........          1               0             913           277               1
                                        ---------       ---------       ---------     ---------       ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........          0               0             261             0               0
     Realized gain (loss).............         (9)            (22)             51         1,488             (40)
     Unrealized gain..................          6              20          13,454         1,934              37
                                        ---------       ---------       ---------     ---------       ---------
       Net gain (loss) on
          investments.................         (3)             (2)         13,766         3,422              (3)
                                        ---------       ---------       ---------     ---------       ---------
          Net increase (decrease) in
            contract owners' equity
            from operations...........  $      (2)      $      (2)      $  14,679     $   3,699       $      (2)
                                        =========       =========       =========     =========       =========

                                         JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                        --------------------------------------------
                                                         WORLDWIDE
                                           GROWTH          GROWTH         BALANCED
                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        ------------    ------------    ------------
                                            2003            2003            2003
                                        ------------    ------------    ------------
Investment activity:
  Reinvested dividends................   $     972       $  11,979       $  38,277
  Risk & administrative expense (note
     3)...............................     (11,236)        (25,580)        (17,140)
                                         ---------       ---------       ---------
       Net investment activity........     (10,264)        (13,601)         21,137
                                         ---------       ---------       ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........           0               0               0
     Realized gain (loss).............    (220,350)       (421,727)        (64,896)
     Unrealized gain..................     523,026         632,424         255,162
                                         ---------       ---------       ---------
       Net gain (loss) on
          investments.................     302,676         210,697         190,266
                                         ---------       ---------       ---------
          Net increase (decrease) in
            contract owners' equity
            from operations...........   $ 292,412       $ 197,096       $ 211,403
                                         =========       =========       =========

                                                                                                    VAN KAMPEN
                                                                                                    UNIVERSAL
                                                                                                  INST. FUNDS --
                                                      STRONG VARIABLE INSURANCE FUNDS, INC.          CLASS I
                                                    ------------------------------------------    --------------
                                                                      MULTI CAP      MID-CAP
                                                    OPPORTUNITY II     VALUE II     GROWTH II     US REAL ESTATE
                                                      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                                    --------------    ----------    ----------    --------------
                                                         2003            2003          2003            2003
                                                    --------------    ----------    ----------    --------------
Investment activity:
  Reinvested dividends............................    $     258       $     199     $       0       $       0
  Risk & administrative expense (note 3)..........       (2,965)         (1,658)       (4,015)         (1,597)
                                                      ---------       ---------     ---------       ---------
     Net investment activity......................       (2,707)         (1,459)       (4,015)         (1,597)
                                                      ---------       ---------     ---------       ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.....................            0               0             0               0
     Realized gain (loss).........................      (24,595)         (3,731)     (226,956)          8,434
     Unrealized gain..............................      116,624          64,036       327,752          41,527
                                                      ---------       ---------     ---------       ---------
       Net gain on investments....................       92,029          60,305       100,796          49,961
                                                      ---------       ---------     ---------       ---------
          Net increase in contract owners' equity
            from operations.......................    $  89,322       $  58,846     $  96,781       $  48,364
                                                      =========       =========     =========       =========


                                                    GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                    --------------------------------------
                                                     GROWTH &      CORE US       CAPITAL
                                                      INCOME        EQUITY        GROWTH
                                                    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                    ----------    ----------    ----------
                                                       2003          2003          2003
                                                    ----------    ----------    ----------
Investment activity:
  Reinvested dividends............................  $   2,585     $     780     $      79
  Risk & administrative expense (note 3)..........     (1,813)         (780)         (313)
                                                    ---------     ---------     ---------
     Net investment activity......................        772             0          (234)
                                                    ---------     ---------     ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.....................          0             0             0
     Realized gain (loss).........................     (2,017)      (13,753)         (973)
     Unrealized gain..............................     44,130        33,908         7,645
                                                    ---------     ---------     ---------
       Net gain on investments....................     42,113        20,155         6,672
                                                    ---------     ---------     ---------
          Net increase in contract owners' equity
            from operations.......................  $  42,885     $  20,155     $   6,438
                                                    =========     =========     =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                              PBHG
                                 LAZARD RETIREMENT          INSURANCE             FIDELITY VARIABLE INSURANCE PRODUCTS --
                                    SERIES, INC.           SERIES FUND                      FUND SERVICE CLASS 2
                              ------------------------    -------------    ------------------------------------------------------
                               EMERGING                                       VIP            VIP            VIP        VIP EQUITY
                                MARKET      SMALL CAP     TECH. & COMM.     MID-CAP       CONTRAFUND       GROWTH        INCOME
                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                              ----------    ----------    -------------    ----------    ------------    ----------    ----------
                                 2003          2003           2003            2003           2003           2003        2003(f)
                              ----------    ----------    -------------    ----------    ------------    ----------    ----------
Investment activity:
  Reinvested dividends......  $      93     $       0       $       0      $   2,971      $   1,168      $     404     $       0
  Risk & administrative
     expense (note 3).......     (1,692)       (8,484)         (1,894)       (10,926)        (4,879)        (2,882)           (8)
                              ---------     ---------       ---------      ---------      ---------      ---------     ---------
     Net investment
       activity.............     (1,599)       (8,484)         (1,894)        (7,955)        (3,711)        (2,478)           (8)
                              ---------     ---------       ---------      ---------      ---------      ---------     ---------
  Realized & unrealized gain
     (loss) on
     investments:
     Reinvested capital
       gains................          0             0               0              0              0              0             0
     Realized gain (loss)...     (1,196)       21,192        (277,784)        (9,937)         2,095        (66,467)            0
     Unrealized gain........     77,890       240,605         338,590        348,439        128,626        141,781           625
                              ---------     ---------       ---------      ---------      ---------      ---------     ---------
       Net gain (loss) on
          investments.......     76,694       261,797          60,806        338,502        130,721         75,314           625
                              ---------     ---------       ---------      ---------      ---------      ---------     ---------
          Net increase in
            contract owners'
            equity from
            operations......  $  75,095     $ 253,313       $  58,912      $ 330,547      $ 127,010      $  72,836     $     617
                              =========     =========       =========      =========      =========      =========     =========

                                                 JANUS ASPEN SERIES -- SERVICE SHARES
                                        -------------------------------------------------------
                                                      WORLDWIDE                   INTERNATIONAL
                                          GROWTH        GROWTH       BALANCED        GROWTH
                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                        ----------    ----------    ----------    -------------
                                           2003          2003          2003          2003(d)
                                        ----------    ----------    ----------    -------------
Investment activity:
  Reinvested dividends................  $       0     $   1,206     $   9,058       $      13
  Risk & administrative expense (note
     3)...............................     (1,810)       (1,438)       (4,940)            (33)
                                        ---------     ---------     ---------       ---------
     Net investment activity..........     (1,810)         (232)        4,118             (20)
                                        ---------     ---------     ---------       ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........          0             0             0               0
     Realized gain (loss).............    (70,537)      (19,748)       (3,672)              4
     Unrealized gain..................    120,405        49,657        58,794           1,561
                                        ---------     ---------     ---------       ---------
       Net gain on investments........     49,868        29,909        55,122           1,565
                                        ---------     ---------     ---------       ---------
          Net increase in contract
            owners' equity from
            operations................  $  48,058     $  29,677     $  59,240       $   1,545
                                        =========     =========     =========       =========

                                            MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                        ------------------------------------------------------
                                           NEW         INVESTORS       MID CAP        TOTAL
                                        DISCOVERY     GROWTH STOCK      GROWTH        RETURN
                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                        ----------    ------------    ----------    ----------
                                           2003           2003           2003          2003
                                        ----------    ------------    ----------    ----------
Investment activity:
  Reinvested dividends................  $       0      $       0      $       0     $  10,017
  Risk & administrative expense (note
     3)...............................       (185)           (95)          (117)       (6,049)
                                        ---------      ---------      ---------     ---------
     Net investment activity..........       (185)           (95)          (117)        3,968
                                        ---------      ---------      ---------     ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........          0              0              0             0
     Realized gain (loss).............         18          2,125           (369)          224
     Unrealized gain..................      5,761            649          4,237        89,813
                                        ---------      ---------      ---------     ---------
       Net gain on investments........      5,779          2,774          3,868        90,037
                                        ---------      ---------      ---------     ---------
          Net increase in contract
            owners' equity from
            operations................  $   5,594      $   2,679      $   3,751     $  94,005
                                        =========      =========      =========     =========

---------------

(d) Period from May 1, 2003 date of commencement of operations

(f) Period from October 1, 2003 date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        PIMCO VARIABLE INSURANCE TRUST --
                                                    J.P. MORGAN SERIES TRUST II               ADMINISTRATIVE SHARES
                                                    ----------------------------    ------------------------------------------
                                                       SMALL          MID CAP            REAL           TOTAL         GLOBAL
                                                      COMPANY          VALUE            RETURN          RETURN         BOND
                                                     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                                    ------------    ------------    --------------    ----------    ----------
                                                        2003            2003             2003            2003          2003
                                                    ------------    ------------    --------------    ----------    ----------
Investment activity:
  Reinvested dividends............................    $      0        $    357         $ 14,018        $ 17,735      $    932
  Risk & administrative expense (note 3)..........        (464)         (1,137)          (9,991)         (7,454)         (424)
                                                      --------        --------         --------        --------      --------
     Net investment activity......................        (464)           (780)           4,027          10,281           508
                                                      --------        --------         --------        --------      --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.....................           0               0           29,231           8,739           266
     Realized gain (loss).........................          46             981              747            (920)          336
     Unrealized gain (loss).......................      16,129          27,980              124         (15,043)        3,118
                                                      --------        --------         --------        --------      --------
       Net gain (loss) on investments.............      16,175          28,961           30,102          (7,224)        3,720
                                                      --------        --------         --------        --------      --------
          Net increase in contract owners' equity
            from operations.......................    $ 15,711        $ 28,181         $ 34,129        $  3,057      $  4,228
                                                      ========        ========         ========        ========      ========

                                                       CALVERT
                                                       VARIABLE       UBS SERIES
                                                     SERIES, INC.       TRUST
                                                    --------------    ----------
                                                    SOCIAL EQUITY      TACTICAL
                                                      SUBACCOUNT      ALLOCATION
                                                       (NOTE 5)       SUBACCOUNT
                                                    --------------    ----------
                                                       2003(e)         2003(d)
                                                    --------------    ----------
Investment activity:
  Reinvested dividends............................     $     12        $      0
  Risk & administrative expense (note 3)..........         (653)             (1)
                                                       --------        --------
     Net investment activity......................         (641)             (1)
                                                       --------        --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.....................            0               0
     Realized gain (loss).........................          907               1
     Unrealized gain (loss).......................       14,576               0
                                                       --------        --------
       Net gain (loss) on investments.............       15,483               1
                                                       --------        --------
          Net increase in contract owners' equity
            from operations.......................     $ 14,842        $      0
                                                       ========        ========

                                                          DREYFUS
                                           THE           VARIABLE
                                        PRUDENTIAL      INVESTMENT                                            VAN KAMPEN
                                          SERIES      FUND -- SERVICE                                  UNIVERSAL INSTITUTIONAL
                                        FUND, INC.        SHARES           ROYCE CAPITAL FUND:            FUNDS -- CLASS II
                                        ----------    ---------------    ------------------------    ----------------------------
                                                                                                       CORE PLUS        US REAL
                                         JENNISON      APPRECIATION      SMALL-CAP     MICRO-CAP      FIXED INCOME       ESTATE
                                        SUBACCOUNT      SUBACCOUNT       SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        ----------    ---------------    ----------    ----------    --------------    ----------
                                         2003(d)          2003(d)         2003(d)       2003(d)         2003(e)         2003(d)
                                        ----------    ---------------    ----------    ----------    --------------    ----------
Investment activity:
  Reinvested dividends................   $      0        $     76         $      0      $      0        $      2        $      0
  Risk & administrative expense (note
     3)...............................        (15)             (6)            (312)         (479)            (19)              0
                                         --------        --------         --------      --------        --------        --------
     Net investment activity..........        (15)             70             (312)         (479)            (17)              0
                                         --------        --------         --------      --------        --------        --------
  Realized & unrealized gain on
     investments:
     Reinvested capital gains.........          0               0            5,341         4,676              25               0
     Realized gain....................         42               0               57            47               0               0
     Unrealized gain..................        310             201            6,330        15,479              14              15
                                         --------        --------         --------      --------        --------        --------
       Net gain on investments........        352             201           11,728        20,202              39              15
                                         --------        --------         --------      --------        --------        --------
          Net increase in contract
            owners' equity from
            operations................   $    337        $    271         $ 11,416      $ 19,723        $     22        $     15
                                         ========        ========         ========      ========        ========        ========

---------------

(d) Period from May 1, 2003 date of commencement of operations

(e) Period from May 2, 2003 date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                        OHIO NATIONAL FUND, INC
                                         -------------------------------------------------------------------------------------
                                                   EQUITY                     MONEY MARKET}                     BOND
                                                 SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                         ---------------------------    --------------------------    ------------------------
                                            2003            2002           2003           2002           2003          2002
                                         -----------    ------------    -----------    -----------    ----------    ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $  (223,314)   $   (201,966)   $      (835)   $    18,143    $  176,766    $  214,479
  Reinvested capital gains.............            0               0              0              0             0             0
  Realized gain (loss).................   (1,280,521)     (2,777,072)           200            (39)       38,941       (23,749)
  Unrealized gain (loss)...............   10,052,883      (3,319,228)             0              0       167,070       118,379
                                         -----------    ------------    -----------    -----------    ----------    ----------
          Net increase (decrease) in
            contractowners' equity from
            operations.................    8,549,048      (6,298,266)          (635)        18,104       382,777       309,109
                                         -----------    ------------    -----------    -----------    ----------    ----------
Equity transactions:
  Contract purchase payments...........      341,582         268,875        107,340        362,479        59,423       102,030
  Transfers from fixed & other
     subaccounts.......................    1,655,036         842,530      1,744,380      4,020,879       310,893     1,362,010
  Withdrawals, surrenders & contract
     charges (note 3)..................   (2,737,732)     (3,541,109)      (715,335)      (810,834)     (288,981)     (310,257)
  Annuity & death benefit payments.....     (347,145)       (609,812)      (127,710)      (269,687)      (81,483)      (40,600)
  Transfers to fixed & other
     subaccounts.......................   (1,699,005)     (3,047,676)    (2,399,703)    (4,637,539)     (815,718)     (881,632)
                                         -----------    ------------    -----------    -----------    ----------    ----------
       Net equity transactions.........   (2,787,264)     (6,087,192)    (1,391,028)    (1,334,702)     (815,866)      231,551
                                         -----------    ------------    -----------    -----------    ----------    ----------
          Net change in contract
            owners' equity.............    5,761,784     (12,385,458)    (1,391,663)    (1,316,598)     (433,089)      540,660
                                         -----------    ------------    -----------    -----------    ----------    ----------
Contract owners' equity:
  Beginning of period..................   21,796,979      34,182,437      4,590,571      5,907,169     4,593,829     4,053,169
                                         -----------    ------------    -----------    -----------    ----------    ----------
  End of period........................  $27,558,763    $ 21,796,979    $ 3,198,908    $ 4,590,571    $4,160,740    $4,593,829
                                         ===========    ============    ===========    ===========    ==========    ==========
Change in units:
  Beginning units......................      690,700         871,395        212,182        274,040       192,325       175,787
                                         -----------    ------------    -----------    -----------    ----------    ----------
  Units purchased......................       66,344          43,612        104,798        240,677        12,727        61,595
  Units redeemed.......................     (147,540)       (224,307)      (181,937)      (302,535)      (45,454)      (45,057)
                                         -----------    ------------    -----------    -----------    ----------    ----------
  Ending units.........................      609,504         690,700        135,043        212,182       159,598       192,325
                                         ===========    ============    ===========    ===========    ==========    ==========

                                          OHIO NATIONAL FUND, INC
                                         --------------------------
                                                    OMNI
                                                 SUBACCOUNT
                                         --------------------------
                                            2003           2002
                                         -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $    23,027    $    97,122
  Reinvested capital gains.............            0              0
  Realized gain (loss).................     (938,393)    (1,527,520)
  Unrealized gain (loss)...............    3,028,745     (2,062,428)
                                         -----------    -----------
          Net increase (decrease) in
            contract owners' equity
            from operations............    2,113,379     (3,492,826)
                                         -----------    -----------
Equity transactions:
  Contract purchase payments...........       94,504         58,870
  Transfers from fixed & other
     subaccounts.......................       28,728         89,284
  Withdrawals, surrenders & contract
     charges (note 3)..................     (682,525)    (1,241,954)
  Annuity & death benefit payments.....     (225,851)      (274,100)
  Transfers to fixed & other
     subaccounts.......................     (636,950)    (1,452,537)
                                         -----------    -----------
       Net equity transactions.........   (1,422,094)    (2,820,437)
                                         -----------    -----------
          Net change in contract
            owners' equity.............      691,285     (6,313,263)
                                         -----------    -----------
Contract owners' equity:
  Beginning of period..................    9,727,652     16,040,915
                                         -----------    -----------
  End of period........................  $10,418,937    $ 9,727,652
                                         ===========    ===========
Change in units:
  Beginning units......................      498,797        639,898
                                         -----------    -----------
  Units purchased......................        5,506          3,684
  Units redeemed.......................      (76,302)      (144,785)
                                         -----------    -----------
  Ending units.........................      428,001        498,797
                                         ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                          OHIO NATIONAL FUND, INC
                                           --------------------------------------------------------------------------------------
                                                 INTERNATIONAL              CAPITAL APPRECIATION               DISCOVERY
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                           --------------------------    --------------------------    --------------------------
                                              2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................  $   (45,791)   $   (85,174)   $   (52,891)   $   (89,292)   $   (64,858)   $   (87,136)
  Reinvested capital gains...............            0              0              0         92,968              0              0
  Realized loss..........................   (1,997,831)    (2,304,583)      (281,985)      (163,805)    (1,033,213)    (1,180,932)
  Unrealized gain (loss).................    4,190,761       (281,482)     2,696,384     (2,580,642)     3,105,036     (2,394,983)
                                           -----------    -----------    -----------    -----------    -----------    -----------
          Net increase (decrease) in
            contract owners' equity from
            operations...................    2,147,139     (2,671,239)     2,361,508     (2,740,771)     2,006,965     (3,663,051)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Contract purchase payments.............      127,270         89,501         97,146        199,005         80,180        113,867
  Transfers from fixed & other
     subaccounts.........................       37,653         89,707        221,204      1,334,033        113,606        246,460
  Withdrawals, surrenders & contract
     charges (note 3)....................   (1,305,701)    (1,485,973)    (1,234,856)      (960,251)      (681,427)      (794,720)
  Annuity & death benefit payments.......     (174,405)      (140,982)      (128,121)      (181,557)       (27,149)      (105,246)
  Transfers to fixed & other
     subaccounts.........................     (646,673)    (1,232,631)    (1,152,008)      (996,316)      (627,151)      (996,147)
                                           -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions...........   (1,961,856)    (2,680,378)    (2,196,635)      (605,086)    (1,141,941)    (1,535,786)
                                           -----------    -----------    -----------    -----------    -----------    -----------
          Net change in contract owners'
            equity.......................      185,283     (5,351,617)       164,873     (3,345,857)       865,024     (5,198,837)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity:
  Beginning of period....................    8,513,751     13,865,368      9,497,478     12,843,335      6,434,801     11,633,638
                                           -----------    -----------    -----------    -----------    -----------    -----------
  End of period..........................  $ 8,699,034    $ 8,513,751    $ 9,662,351    $ 9,497,478    $ 7,299,825    $ 6,434,801
                                           ===========    ===========    ===========    ===========    ===========    ===========
Change in units:
  Beginning units........................      734,969        943,739        494,524        527,568        353,311        424,649
                                           -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased........................       13,113         11,426         12,236         66,997          8,871         17,194
  Units redeemed.........................     (177,857)      (220,196)      (122,409)      (100,041)       (67,209)       (88,532)
                                           -----------    -----------    -----------    -----------    -----------    -----------
  Ending units...........................      570,225        734,969        384,351        494,524        294,973        353,311
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             OHIO NATIONAL FUND, INC
                                           ----------------------------
                                           INTERNATIONAL SMALL COMPANY
                                                    SUBACCOUNT
                                           ----------------------------
                                               2003            2002
                                           ------------    ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................   $  (17,769)     $  (25,759)
  Reinvested capital gains...............            0               0
  Realized loss..........................     (235,629)       (303,357)
  Unrealized gain (loss).................    1,236,942        (107,244)
                                            ----------      ----------
          Net increase (decrease) in
            contract owners' equity from
            operations...................      983,544        (436,360)
                                            ----------      ----------
Equity transactions:
  Contract purchase payments.............        7,845           7,981
  Transfers from fixed & other
     subaccounts.........................      138,027          75,901
  Withdrawals, surrenders & contract
     charges (note 3)....................     (294,958)       (245,260)
  Annuity & death benefit payments.......       (9,243)        (22,216)
  Transfers to fixed & other
     subaccounts.........................     (138,447)       (296,378)
                                            ----------      ----------
       Net equity transactions...........     (296,776)       (479,972)
                                            ----------      ----------
          Net change in contract owners'
            equity.......................      686,768        (916,332)
                                            ----------      ----------
Contract owners' equity:
  Beginning of period....................    2,123,212       3,039,544
                                            ----------      ----------
  End of period..........................   $2,809,980      $2,123,212
                                            ==========      ==========
Change in units:
  Beginning units........................      191,479         230,760
                                            ----------      ----------
  Units purchased........................       10,388           4,814
  Units redeemed.........................      (34,978)        (44,095)
                                            ----------      ----------
  Ending units...........................      166,889         191,479
                                            ==========      ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                          OHIO NATIONAL FUND, INC
                                             ---------------------------------------------------------------------------------
                                                AGGRESSIVE GROWTH           SMALL CAP GROWTH           MID CAP OPPORTUNITY
                                                   SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                             -----------------------    ------------------------    --------------------------
                                               2003          2002          2003          2002          2003           2002
                                             ---------    ----------    ----------    ----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $  (7,671)   $   (9,592)   $  (11,892)   $  (16,184)   $   (69,151)   $   (82,284)
  Reinvested capital gains.................          0             0             0             0              0              0
  Realized loss............................   (175,497)     (225,299)     (583,525)     (507,049)      (469,755)      (685,311)
  Unrealized gain (loss)...................    386,125       (90,998)      989,931       (70,401)     3,212,885     (1,901,769)
                                             ---------    ----------    ----------    ----------    -----------    -----------
          Net increase (decrease) in
            contract owners' equity from
            operations.....................    202,957      (325,889)      394,514      (593,634)     2,673,979     (2,669,364)
                                             ---------    ----------    ----------    ----------    -----------    -----------
Equity transactions:
  Contract purchase payments...............      6,126        12,615       (51,846)       10,037        117,267        177,928
  Transfers from fixed & other
     subaccounts...........................     26,633         5,405        74,862         3,409        247,538        199,903
  Withdrawals, surrenders & contract
     charges (note 3)......................    (64,775)     (100,334)      (76,865)     (137,488)      (857,561)      (560,166)
  Annuity & death benefit payments.........    (14,858)       (6,043)      (12,522)       (7,555)      (101,780)       (92,161)
  Transfers to fixed & other subaccounts...    (52,665)      (96,541)     (201,496)     (166,128)      (572,002)      (875,956)
                                             ---------    ----------    ----------    ----------    -----------    -----------
       Net equity transactions.............    (99,539)     (184,898)     (267,867)     (297,725)    (1,166,538)    (1,150,452)
                                             ---------    ----------    ----------    ----------    -----------    -----------
          Net change in contract owners'
            equity.........................    103,418      (510,787)      126,647      (891,359)     1,507,441     (3,819,816)
                                             ---------    ----------    ----------    ----------    -----------    -----------
Contract owners' equity:
  Beginning of period......................    742,526     1,253,313     1,177,566     2,068,925      6,633,198     10,453,014
                                             ---------    ----------    ----------    ----------    -----------    -----------
  End of period............................  $ 845,944    $  742,526    $1,304,213    $1,177,566    $ 8,140,639    $ 6,633,198
                                             =========    ==========    ==========    ==========    ===========    ===========
Change in units:
  Beginning units..........................    150,003       180,363       162,795       200,571        500,187        580,133
                                             ---------    ----------    ----------    ----------    -----------    -----------
  Units purchased..........................      5,197         2,886           195         1,448         20,072         24,785
  Units redeemed...........................    (23,573)      (33,246)      (37,627)      (39,224)       (96,463)      (104,731)
                                             ---------    ----------    ----------    ----------    -----------    -----------
  Ending units.............................    131,627       150,003       125,363       162,795        423,796        500,187
                                             =========    ==========    ==========    ==========    ===========    ===========

                                              OHIO NATIONAL FUND, INC
                                             --------------------------
                                                   S&P 500 INDEX
                                                     SUBACCOUNT
                                             --------------------------
                                                2003           2002
                                             -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $    21,526    $     9,278
  Reinvested capital gains.................            0              0
  Realized loss............................     (818,156)    (1,074,582)
  Unrealized gain (loss)...................    2,867,713     (2,021,089)
                                             -----------    -----------
          Net increase (decrease) in
            contract owners' equity from
            operations.....................    2,071,083     (3,086,393)
                                             -----------    -----------
Equity transactions:
  Contract purchase payments...............      165,008        221,257
  Transfers from fixed & other
     subaccounts...........................      728,933        561,705
  Withdrawals, surrenders & contract
     charges (note 3)......................     (830,764)      (710,515)
  Annuity & death benefit payments.........     (150,884)      (254,243)
  Transfers to fixed & other subaccounts...   (1,139,812)    (2,009,789)
                                             -----------    -----------
       Net equity transactions.............   (1,227,519)    (2,191,585)
                                             -----------    -----------
          Net change in contract owners'
            equity.........................      843,564     (5,277,978)
                                             -----------    -----------
Contract owners' equity:
  Beginning of period......................    8,728,920     14,006,898
                                             -----------    -----------
  End of period............................  $ 9,572,484    $ 8,728,920
                                             ===========    ===========
Change in units:
  Beginning units..........................      706,746        868,259
                                             -----------    -----------
  Units purchased..........................       63,242         47,444
  Units redeemed...........................     (157,142)      (208,957)
                                             -----------    -----------
  Ending units.............................      612,846        706,746
                                             ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                     OHIO NATIONAL FUND, INC
                                -------------------------------------------------------------------------------------------------
                                  SOCIAL AWARENESS             BLUE CHIP              EQUITY INCOME           HIGH INCOME BOND
                                 SUBACCOUNT (NOTE 5)          SUBACCOUNT           SUBACCOUNT (NOTE 5)           SUBACCOUNT
                                ---------------------    ---------------------    ---------------------    ----------------------
                                  2003         2002        2003         2002        2003         2002        2003         2002
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
Increase (decrease) in
  contract owners' equity from
  operations:
  Net investment activity.....  $     205    $ (1,178)   $     576    $   (446)   $     274    $    412    $  22,366    $  24,914
  Reinvested capital gains....          0           0            0           0            0           0            0            0
  Realized gain (loss)........   (104,763)    (16,523)     (18,018)     (3,771)     (15,543)       (865)         974       (9,339)
  Unrealized gain (loss)......    110,042     (15,869)      76,395     (58,565)      17,165     (13,413)      40,197      (10,203)
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
          Net increase
            (decrease) in
            contract owners'
            equity from
            operations........      5,484     (33,570)      58,953     (62,782)       1,896     (13,866)      63,537        5,372
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
Equity transactions:
  Contract purchase
     payments.................      1,705          75        3,867       1,858        1,750      24,011       33,553       95,490
  Transfers from fixed & other
     subaccounts..............          0           0      113,808      79,682       23,481      63,826      126,056      227,627
  Withdrawals, surrenders &
     contract charges (note
     3).......................          0     (10,422)     (18,137)    (20,552)           0      (4,159)     (12,691)     (27,145)
  Annuity & death benefit
     payments.................       (481)     (1,955)      (3,982)     (2,095)        (408)     (2,792)      (1,488)        (332)
  Transfers to fixed & other
     subaccounts..............    (95,172)     (7,652)    (136,101)    (35,850)    (131,679)     (9,208)    (148,509)    (109,788)
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
       Net equity
          transactions........    (93,948)    (19,954)     (40,545)     23,043     (106,856)     71,678       (3,079)     185,852
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
          Net change in
            contract owners'
            equity............    (88,464)    (53,524)      18,408     (39,739)    (104,960)     57,812       60,458      191,224
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
Contract owners' equity:
  Beginning of period.........     88,464     141,988      243,175     282,914      104,960      47,148      288,153       96,929
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
  End of period...............  $       0    $ 88,464    $ 261,583    $243,175    $       0    $104,960    $ 348,611    $ 288,153
                                =========    ========    =========    ========    =========    ========    =========    =========
Change in units:
  Beginning units.............     16,313      19,656       31,081      28,836       16,253       5,716       28,691        9,919
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
  Units purchased.............        333          12       11,594       8,554          278      12,564       10,973       32,639
  Units redeemed..............    (16,646)     (3,355)     (16,018)     (6,309)     (16,531)     (2,027)     (11,127)     (13,867)
                                ---------    --------    ---------    --------    ---------    --------    ---------    ---------
  Ending units................          0      16,313       26,657      31,081            0      16,253       28,537       28,691
                                =========    ========    =========    ========    =========    ========    =========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                     OHIO NATIONAL FUND, INC
                                 ------------------------------------------------------------------------------------------------
                                                                 NASDAQ-100
                                     CAPITAL GROWTH                INDEX                   BRISTOL              BRYTON GROWTH
                                       SUBACCOUNT                SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                 ----------------------    ----------------------    --------------------    --------------------
                                   2003         2002         2003         2002         2003      2002(b)       2003      2002(b)
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
Increase (decrease) in contract
  owners' equity from
  operations:
  Net investment activity......  $  (3,792)   $  (4,775)   $  (2,472)   $  (2,636)   $    (68)   $    (55)   $   (387)   $   (215)
  Reinvested capital gains.....          0            0            0            0           0           0           0           0
  Realized loss................   (135,058)    (122,672)     (42,466)     (77,401)       (843)       (571)     (5,657)     (5,321)
  Unrealized gain (loss).......    244,774     (153,437)     137,635      (67,012)      8,958      (1,404)     11,005      (4,735)
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
          Net increase
            (decrease) in
            contract owners'
            equity from
            operations.........    105,924     (280,884)      92,697     (147,049)      8,047      (2,030)      4,961     (10,271)
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
Equity transactions:
  Contract purchase payments...     31,077       20,285          597        8,495           0           0           0           0
  Transfers from fixed & other
     subaccounts...............     46,722       54,278      129,339      364,362      65,843      40,795      68,767      75,993
  Withdrawals, surrenders &
     contract charges (note
     3)........................    (15,818)     (37,313)     (31,729)        (363)          0           0        (335)    (19,423)
  Annuity & death benefit
     payments..................     (1,014)      (8,576)        (127)      (2,512)          0           0         (10)         (6)
  Transfers to fixed & other
     subaccounts...............   (110,846)     (40,375)    (156,054)    (258,878)    (19,565)    (14,908)    (41,095)          0
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
       Net equity
          transactions.........    (49,879)     (11,701)     (57,974)     111,104      46,278      25,887      27,327      56,564
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
          Net change in
            contract owners'
            equity.............     56,045     (292,585)      34,723      (35,945)     54,325      23,857      32,288      46,293
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
Contract owners' equity:
  Beginning of period..........    354,422      647,007      214,873      250,818      23,857           0      46,293           0
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
  End of period................  $ 410,467    $ 354,422    $ 249,596    $ 214,873    $ 78,182    $ 23,857    $ 78,581    $ 46,293
                                 =========    =========    =========    =========    ========    ========    ========    ========
Change in units:
  Beginning units..............     70,373       73,658       85,971       62,222       3,038           0       6,773           0
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
  Units purchased..............      9,212       12,259       45,527       83,077       7,060       3,986       8,112       9,878
  Units redeemed...............    (20,817)     (15,544)     (63,287)     (59,328)     (2,512)       (948)     (6,330)     (3,105)
                                 ---------    ---------    ---------    ---------    --------    --------    --------    --------
  Ending units.................     58,768       70,373       68,211       85,971       7,586       3,038       8,555       6,773
                                 =========    =========    =========    =========    ========    ========    ========    ========

---------------

(b) Period from May 1, 2002 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                          DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                     ----------------------------------------------------------------------------
                                                       FIRST         SECOND        THIRD         FOURTH
                                                      QUARTER       QUARTER       QUARTER       QUARTER            NOVEMBER
                                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT         SUBACCOUNT
                                                     ----------    ----------    ----------    ----------    --------------------
                                                        2003          2003          2003          2003         2003        2002
                                                     ----------    ----------    ----------    ----------    --------    --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................   $   851       $   414       $    96       $   593      $    108    $   464
  Reinvested capital gains.........................         0             0             0             0             0          0
  Realized gain (loss).............................        58             4             2            40        (1,833)        (3)
  Unrealized gain (loss)...........................    13,964         3,719         1,354         9,914         2,132     (3,197)
                                                      -------       -------       -------       -------      --------    -------
          Net increase (decrease) in contract
            owners' equity from operations.........    14,873         4,137         1,452        10,547           407     (2,736)
                                                      -------       -------       -------       -------      --------    -------
Equity transactions:
  Contract purchase payments.......................    39,634        28,934             0             0             0     24,500
  Transfers from fixed & other subaccounts.........         0             0        10,590        43,395             0          0
  Withdrawals, surrenders & contract charges (note
     3)............................................         0             0             0             0        (2,061)         0
  Annuity & death benefit payments.................         0            (8)           (5)          (37)            0        (30)
  Transfers to fixed & other subaccounts...........         0             0             0             0       (43,396)         0
                                                      -------       -------       -------       -------      --------    -------
       Net equity transactions.....................    39,634        28,926        10,585        43,358       (45,457)    24,470
                                                      -------       -------       -------       -------      --------    -------
          Net change in contract owners' equity....    54,507        33,063        12,037        53,905       (45,050)    21,734
                                                      -------       -------       -------       -------      --------    -------
Contract owners' equity:
  Beginning of period..............................         0             0             0             0        45,050     23,316
                                                      -------       -------       -------       -------      --------    -------
  End of period....................................   $54,507       $33,063       $12,037       $53,905      $      0    $45,050
                                                      =======       =======       =======       =======      ========    =======
Change in units:
  Beginning units..................................         0             0             0             0         5,683      2,530
                                                      -------       -------       -------       -------      --------    -------
  Units purchased..................................     5,099         2,642           971         4,168             0      3,157
  Units redeemed...................................         0            (1)            0            (3)       (5,683)        (4)
                                                      -------       -------       -------       -------      --------    -------
  Ending units.....................................     5,099         2,641           971         4,165             0      5,683
                                                      =======       =======       =======       =======      ========    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                       DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                             ------------------------------------------------------------------------------------
                                                FIRST QUARTER            FEBRUARY               MARCH            SECOND QUARTER
                                                 SUBACCOUNT             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------    ------------------    -----------------    ------------------
                                              2003        2002       2003       2002       2003       2002      2003       2002
                                             -------    --------    -------    -------    -------    ------    -------    -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $   634    $     49    $     0    $    31    $     3    $   99    $   318    $    13
  Reinvested capital gains.................    2,701           0          0          6          0        23          0          0
  Realized gain (loss).....................      336     (10,370)      (109)    (2,213)      (920)     (145)        (2)    (2,002)
  Unrealized gain (loss)...................    9,981        (368)       155       (158)       905      (871)     2,472        428
                                             -------    --------    -------    -------    -------    ------    -------    -------
          Net increase (decrease) in
            contract owners' equity from
            operations.....................   13,652     (10,689)        46     (2,334)       (12)     (894)     2,788     (1,561)
                                             -------    --------    -------    -------    -------    ------    -------    -------
Equity transactions:
  Contract purchase payments...............   39,634         100          0      1,450          0       100     28,934        100
  Transfers from fixed & other
     subaccounts...........................    2,812           0          0          0          0     4,404        238          0
  Withdrawals, surrenders & contract
     charges (note 3)......................        0           0          0          0          0         0          0          0
  Annuity & death benefit payments.........   (1,639)         (1)         0         (1)    (1,000)       (6)        (8)        (1)
  Transfers to fixed & other subaccounts...        0           0     (1,386)         0     (2,717)        0          0          0
                                             -------    --------    -------    -------    -------    ------    -------    -------
       Net equity transactions.............   40,807          99     (1,386)     1,449     (3,717)    4,498     29,164         99
                                             -------    --------    -------    -------    -------    ------    -------    -------
          Net change in contract owners'
            equity.........................   54,459     (10,590)    (1,340)      (885)    (3,729)    3,604     31,952     (1,462)
                                             -------    --------    -------    -------    -------    ------    -------    -------
Contract owners' equity:
  Beginning of period......................       84      10,674      1,340      2,225      3,729       125        217      1,679
                                             -------    --------    -------    -------    -------    ------    -------    -------
  End of period............................  $54,543    $     84    $     0    $ 1,340    $     0    $3,729    $32,169    $   217
                                             =======    ========    =======    =======    =======    ======    =======    =======
Change in units:
  Beginning units..........................        9         997        125        189        324        10         22        154
                                             -------    --------    -------    -------    -------    ------    -------    -------
  Units purchased..........................    4,826           9          0        125          0       325      2,680          9
  Units redeemed...........................      148        (997)      (125)      (189)      (324)      (11)        (1)      (141)
                                             -------    --------    -------    -------    -------    ------    -------    -------
  Ending units.............................    4,983           9          0        125          0       324      2,701         22
                                             =======    ========    =======    =======    =======    ======    =======    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                             DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                                          -----------------------------------------------------------------------
                                                                MAY               JUNE         THIRD QUARTER          AUGUST
                                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                          ----------------    -------------    --------------    ----------------
                                                          2003      2002      2003     2002    2003     2002     2003      2002
                                                          -----    -------    -----    ----    -----    -----    -----    -------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...............................  $   0    $    11    $   0    $  3    $  7     $  2     $   1    $     3
  Reinvested capital gains..............................      0          0        0       0       8        0         0          0
  Realized loss.........................................    (41)    (1,270)     (53)     (1)     (1)      (1)       (9)    (2,304)
  Unrealized gain (loss)................................     42        118       50     (19)     36      (18)        6         15
                                                          -----    -------    -----    ----    ----     ----     -----    -------
          Net increase (decrease) in contract owners'
           equity from operations.......................      1     (1,141)      (3)    (17)     50      (17)       (2)    (2,286)
                                                          -----    -------    -----    ----    ----     ----     -----    -------
Equity transactions:
  Contract purchase payments............................      0          0        0       0       0        0         0          0
  Transfers from fixed & other subaccounts..............      0          0        0       0     273        0         0          0
  Withdrawals, surrenders & contract charges (note 3)...      0          0        0       0       0        0         0          0
  Annuity & death benefit payments......................      0         (1)      (1)      0      (1)      (1)       (1)        (1)
  Transfers to fixed & other subaccounts................   (122)         0     (115)      0       0        0      (146)         0
                                                          -----    -------    -----    ----    ----     ----     -----    -------
       Net equity transactions..........................   (122)        (1)    (116)      0     272       (1)     (147)        (1)
                                                          -----    -------    -----    ----    ----     ----     -----    -------
          Net change in contract owners' equity.........   (121)    (1,142)    (119)    (17)    322      (18)     (149)    (2,287)
                                                          -----    -------    -----    ----    ----     ----     -----    -------
Contract owners' equity:
  Beginning of period...................................    121      1,263      119     136     126      144       149      2,436
                                                          -----    -------    -----    ----    ----     ----     -----    -------
  End of period.........................................  $   0    $   121    $   0    $119    $448     $126     $   0    $   149
                                                          =====    =======    =====    ====    ====     ====     =====    =======
Change in units:
  Beginning units.......................................     12        110       13      13      13       13        13        205
                                                          -----    -------    -----    ----    ----     ----     -----    -------
  Units purchased.......................................      0          0        0       0      28        0         0          0
  Units redeemed........................................    (12)       (98)     (13)      0       0        0       (13)      (192)
                                                          -----    -------    -----    ----    ----     ----     -----    -------
  Ending units..........................................      0         12        0      13      41       13         0         13
                                                          =====    =======    =====    ====    ====     ====     =====    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                             DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                                         ------------------------------------------------------------------------
                                                           SEPTEMBER      FOURTH QUARTER          NOVEMBER            DECEMBER
                                                          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                         -------------    ---------------    -------------------    -------------
                                                         2003     2002     2003      2002      2003       2002      2003     2002
                                                         -----    ----    -------    ----    --------    -------    -----    ----
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..............................  $   0    $  2    $   913    $  3    $    277    $   585    $   1    $  2
  Reinvested capital gains.............................      0       0        261       0           0          0        0       0
  Realized gain (loss).................................    (22)     (1)        51       0       1,488     (3,351)     (40)     (1)
  Unrealized gain (loss)...............................     20     (24)    13,454     (14)      1,934       (950)      37     (29)
                                                         -----    ----    -------    ----    --------    -------    -----    ----
          Net increase (decrease) in contract owners'
            equity from operations.....................     (2)    (23)    14,679     (11)      3,699     (3,716)      (2)    (28)
                                                         -----    ----    -------    ----    --------    -------    -----    ----
Equity transactions:
  Contract purchase payments...........................      0       0          0       0           0     24,500        0       0
  Transfers from fixed & other subaccounts.............      0       0     71,162       0           0     36,542        0       0
  Withdrawals, surrenders & contract charges (note
     3)................................................      0       0          0       0           0          0        0       0
  Annuity & death benefit payments.....................      0      (1)       (38)     (1)         (1)       (31)      (1)     (1)
  Transfers to fixed & other subaccounts...............   (128)      0          0       0     (71,041)         0     (122)      0
                                                         -----    ----    -------    ----    --------    -------    -----    ----
       Net equity transactions.........................   (128)     (1)    71,124      (1)    (71,042)    61,011     (123)     (1)
                                                         -----    ----    -------    ----    --------    -------    -----    ----
          Net change in contract owners' equity........   (130)    (24)    85,803     (12)    (67,343)    57,295     (125)    (29)
                                                         -----    ----    -------    ----    --------    -------    -----    ----
Contract owners' equity:
  Beginning of period..................................    130     154        156     168      67,343     10,048      125     154
                                                         -----    ----    -------    ----    --------    -------    -----    ----
  End of period........................................  $   0    $130    $85,959    $156    $      0    $67,343    $   0    $125
                                                         =====    ====    =======    ====    ========    =======    =====    ====
Change in units:
  Beginning units......................................     13      13         13      13       9,277      1,160       14      14
                                                         -----    ----    -------    ----    --------    -------    -----    ----
  Units purchased......................................      0       0      6,116       0           0      8,473        0       0
  Units redeemed.......................................    (13)      0         (3)      0      (9,277)      (356)     (14)      0
                                                         -----    ----    -------    ----    --------    -------    -----    ----
  Ending units.........................................      0      13      6,126      13           0      9,277        0      14
                                                         =====    ====    =======    ====    ========    =======    =====    ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                    JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                                 --------------------------------------------------------------------------------
                                                          GROWTH                 WORLDWIDE GROWTH                BALANCED
                                                        SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                 ------------------------    ------------------------    ------------------------
                                                    2003          2002          2003          2002          2003          2002
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (10,264)   $  (15,025)   $  (13,601)   $   (2,877)   $   21,137    $   26,412
  Reinvested capital gains.....................           0             0             0             0             0             0
  Realized loss................................    (220,350)     (445,692)     (421,727)     (415,794)      (64,896)     (131,290)
  Unrealized gain (loss).......................     523,026       (12,002)      632,424       (84,026)      255,162       (57,730)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
          Net increase (decrease) in contract
            owners' equity from operations.....     292,412      (472,719)      197,096      (502,697)      211,403      (162,608)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments...................      42,377        40,793        87,097        39,030        75,001        11,899
  Transfers from fixed & other subaccounts.....      71,490        43,699        52,015        79,700       218,899       438,413
  Withdrawals, surrenders & contract charges
     (note 3)..................................     (46,876)     (112,467)      (94,151)     (185,492)     (163,084)     (212,189)
  Annuity & death benefit payments.............      (4,952)      (26,246)      (17,393)      (19,607)      (46,365)     (106,583)
  Transfers to fixed & other subaccounts.......    (231,641)     (392,842)     (347,741)     (275,668)     (232,317)     (397,021)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
       Net equity transactions.................    (169,602)     (447,063)     (320,173)     (362,037)     (147,866)     (265,481)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
          Net change in contract owners'
            equity.............................     122,810      (919,782)     (123,077)     (864,734)       63,537      (428,089)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity:
  Beginning of period..........................   1,060,945     1,980,727     1,215,919     2,080,653     1,730,502     2,158,591
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  End of period................................  $1,183,755    $1,060,945    $1,092,842    $1,215,919    $1,794,039    $1,730,502
                                                 ==========    ==========    ==========    ==========    ==========    ==========
Change in units:
  Beginning units..............................     198,627       269,661       194,550       245,469       185,445       214,205
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased..............................      14,222        11,269         9,443        19,041        24,545        44,798
  Units redeemed...............................     (42,920)      (82,303)      (64,036)      (69,960)      (42,496)      (73,558)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  Ending units.................................     169,929       198,627       139,957       194,550       167,494       185,445
                                                 ==========    ==========    ==========    ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY         FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                           STRONG VARIABLE INSURANCE FUNDS, INC
                                                          -----------------------------------------------------------------------
                                                             OPPORTUNITY II        MULTI CAP VALUE II        MID CAP GROWTH II
                                                               SUBACCOUNT              SUBACCOUNT                SUBACCOUNT
                                                          --------------------    ---------------------    ----------------------
                                                            2003        2002        2003        2002         2003         2002
                                                          --------    --------    --------    ---------    ---------    ---------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...............................  $ (2,707)   $ (1,390)   $ (1,459)   $  (1,276)   $  (4,015)   $  (5,946)
  Reinvested capital gains..............................         0       5,365           0       10,316            0            0
  Realized loss.........................................   (24,595)    (25,594)     (3,731)      (1,600)    (226,956)    (354,904)
  Unrealized gain (loss)................................   116,624     (67,808)     64,036      (67,554)     327,752       67,069
                                                          --------    --------    --------    ---------    ---------    ---------
          Net increase (decrease) in contract owners'
           equity from operations.......................    89,322     (89,427)     58,846      (60,114)      96,781     (293,781)
                                                          --------    --------    --------    ---------    ---------    ---------
Equity transactions:
  Contract purchase payments............................     7,906      14,851         150        1,140        8,282       11,760
  Transfers from fixed & other subaccounts..............    88,524      76,900      20,385        8,034      152,379       69,693
  Withdrawals, surrenders & contract charges (note 3)...   (20,054)     (9,911)     (1,357)     (40,624)     (18,978)     (52,075)
  Annuity & death benefit payments......................    (4,927)       (370)       (153)        (430)      (5,174)     (15,249)
  Transfers to fixed & other subaccounts................   (39,879)    (37,163)    (13,340)     (41,542)    (215,791)    (234,910)
                                                          --------    --------    --------    ---------    ---------    ---------
       Net equity transactions..........................    31,570      44,307       5,685      (73,422)     (79,282)    (220,781)
                                                          --------    --------    --------    ---------    ---------    ---------
          Net change in contract owners' equity.........   120,892     (45,120)     64,531     (133,536)      17,499     (514,562)
                                                          --------    --------    --------    ---------    ---------    ---------
Contract owners' equity:
  Beginning of period...................................   246,894     292,014     159,063      292,599      375,292      889,854
                                                          --------    --------    --------    ---------    ---------    ---------
  End of period.........................................  $367,786    $246,894    $223,594    $ 159,063    $ 392,791    $ 375,292
                                                          ========    ========    ========    =========    =========    =========
Change in units:
  Beginning units.......................................    30,183      25,824      18,435       25,817       81,389      119,257
                                                          --------    --------    --------    ---------    ---------    ---------
  Units purchased.......................................     9,851       9,685       2,208        2,141       25,068       16,914
  Units redeemed........................................    (6,866)     (5,326)     (1,738)      (9,523)     (42,411)     (54,782)
                                                          --------    --------    --------    ---------    ---------    ---------
  Ending units..........................................    33,168      30,183      18,905       18,435       64,046       81,389
                                                          ========    ========    ========    =========    =========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                     VAN KAMPEN UNIVERSAL
                                    INSTITUTIONAL FUNDS --
                                           CLASS I                          GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                    ----------------------    -------------------------------------------------------------------
                                        US REAL ESTATE          GROWTH & INCOME          CORE US EQUITY         CAPITAL GROWTH
                                          SUBACCOUNT               SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                    ----------------------    --------------------    --------------------    -------------------
                                      2003         2002         2003        2002        2003        2002       2003        2002
                                    ---------    ---------    --------    --------    --------    --------    -------    --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.........  $ (1,597)    $  1,821     $    772    $    540    $      0    $   (336)   $  (234)   $   (340)
  Reinvested capital gains........         0        2,777            0           0           0           0          0           0
  Realized gain (loss)............     8,434        5,031       (2,017)     (4,392)    (13,753)     (1,524)      (973)    (13,304)
  Unrealized gain (loss)..........    41,527      (17,084)      44,130     (10,777)     33,908     (19,316)     7,645       2,743
                                    --------     --------     --------    --------    --------    --------    -------    --------
          Net increase (decrease)
            in contract owners'
            equity from
            operations............    48,364       (7,455)      42,885     (14,629)     20,155     (21,176)     6,438     (10,901)
                                    --------     --------     --------    --------    --------    --------    -------    --------
Equity transactions:
  Contract purchase payments......        60          112       24,176         860       5,000       5,000      4,389       1,080
  Transfers from fixed & other
     subaccounts..................   142,360       57,690      137,549      42,162      55,931      20,132      3,091      38,294
  Withdrawals, surrenders &
     contract charges (note 3)....   (50,352)     (50,736)      (3,642)    (14,720)    (31,387)          0     (2,365)     (7,098)
  Annuity & death benefit
     payments.....................      (125)         (70)      (1,746)     (2,944)     (1,724)     (7,332)    (1,689)       (441)
  Transfers to fixed & other
     subaccounts..................    (2,906)     (50,867)     (71,603)     (6,949)     (7,795)          0     (4,220)    (34,830)
                                    --------     --------     --------    --------    --------    --------    -------    --------
       Net equity transactions....    89,037      (43,871)      84,734      18,409      20,025      17,800       (794)     (2,995)
                                    --------     --------     --------    --------    --------    --------    -------    --------
          Net change in contract
            owners' equity........   137,401      (51,326)     127,619       3,780      40,180      (3,376)     5,644     (13,896)
                                    --------     --------     --------    --------    --------    --------    -------    --------
Contract owners' equity:
  Beginning of period.............   103,512      154,838      102,176      98,396      75,380      78,756     26,692      40,588
                                    --------     --------     --------    --------    --------    --------    -------    --------
  End of period...................  $240,913     $103,512     $229,795    $102,176    $115,560    $ 75,380    $32,336    $ 26,692
                                    ========     ========     ========    ========    ========    ========    =======    ========
Change in units:
  Beginning units.................     7,476       10,972       13,113      11,074      11,449       9,244      4,139       4,713
                                    --------     --------     --------    --------    --------    --------    -------    --------
  Units purchased.................     8,464        3,873       17,300       5,157       8,192       3,188      1,097       5,777
  Units redeemed..................    (3,159)      (7,369)      (6,455)     (3,118)     (5,968)       (983)    (1,145)     (6,351)
                                    --------     --------     --------    --------    --------    --------    -------    --------
  Ending units....................    12,781        7,476       23,958      13,113      13,673      11,449      4,091       4,139
                                    ========     ========     ========    ========    ========    ========    =======    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                                                               PBHG INSURANCE
                                                                 LAZARD RETIREMENT SERIES, INC                  SERIES FUND
                                                        -----------------------------------------------    ----------------------
                                                           EMERGING MARKET             SMALL CAP                TECH & COMM
                                                             SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                        ---------------------    ----------------------    ----------------------
                                                          2003        2002         2003         2002         2003         2002
                                                        --------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity.............................  $ (1,599)   $    (829)   $  (8,484)   $  (8,274)   $  (1,894)   $  (1,362)
  Reinvested capital gains............................         0            0            0        3,565            0            0
  Realized gain (loss)................................    (1,196)      (7,885)      21,192      (22,684)    (277,784)    (145,551)
  Unrealized gain (loss)..............................    77,890       (2,411)     240,605     (149,245)     338,590       21,217
                                                        --------    ---------    ---------    ---------    ---------    ---------
          Net increase (decrease) in contract owners'
           equity from operations.....................    75,095      (11,125)     253,313     (176,638)      58,912     (125,696)
                                                        --------    ---------    ---------    ---------    ---------    ---------
Equity transactions:
  Contract purchase payments..........................     1,325        1,210        7,084      107,052          760          460
  Transfers from fixed & other subaccounts............   100,207      226,807      177,558      490,399        6,233      232,385
  Withdrawals, surrenders & contract charges (note
     3)...............................................    (3,989)      (8,420)    (313,266)     (85,690)    (232,107)     (18,417)
  Annuity & death benefit payments....................      (487)        (366)      (7,190)      (7,603)        (455)        (835)
  Transfers to fixed & other subaccounts..............   (15,532)    (139,171)     (92,539)    (261,578)     (28,898)     (20,763)
                                                        --------    ---------    ---------    ---------    ---------    ---------
       Net equity transactions........................    81,524       80,060     (228,353)     242,580     (254,467)     192,830
                                                        --------    ---------    ---------    ---------    ---------    ---------
          Net change in contract owners' equity.......   156,619       68,935       24,960       65,942     (195,555)      67,134
                                                        --------    ---------    ---------    ---------    ---------    ---------
Contract owners' equity:
  Beginning of period.................................   133,287       64,352      803,077      737,135      252,221      185,087
                                                        --------    ---------    ---------    ---------    ---------    ---------
  End of period.......................................  $289,906    $ 133,287    $ 828,037    $ 803,077    $  56,666    $ 252,221
                                                        ========    =========    =========    =========    =========    =========
Change in units:
  Beginning units.....................................    16,346        7,694       66,499       49,724      219,791       73,340
                                                        --------    ---------    ---------    ---------    ---------    ---------
  Units purchased.....................................     9,489       24,832       13,125       41,642        5,126      178,005
  Units redeemed......................................    (2,388)     (16,180)     (29,153)     (24,867)    (190,703)     (31,554)
                                                        --------    ---------    ---------    ---------    ---------    ---------
  Ending units........................................    23,447       16,346       50,471       66,499       34,214      219,791
                                                        ========    =========    =========    =========    =========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                        -----------------------------------------------------------------------------------------
                                                                                                                       VIP EQUITY
                                              VIP MID CAP              VIP CONTRAFUND              VIP GROWTH            INCOME
                                               SUBACCOUNT                SUBACCOUNT                SUBACCOUNT          SUBACCOUNT
                                        ------------------------    ---------------------    ----------------------    ----------
                                           2003          2002         2003         2002        2003         2002        2003(F)
                                        ----------    ----------    ---------    --------    ---------    ---------    ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $   (7,955)   $   (4,180)   $  (3,711)   $ (1,452)   $  (2,478)   $  (3,170)     $   (8)
  Reinvested capital gains............           0             0            0           0            0            0           0
  Realized gain (loss)................      (9,937)      (18,058)       2,095      (4,874)     (66,467)     (31,521)          0
  Unrealized gain (loss)..............     348,439      (110,704)     128,626     (22,113)     141,781      (94,485)        625
                                        ----------    ----------    ---------    --------    ---------    ---------      ------
          Net increase (decrease) in
            contract owners' equity
            from
            operations................     330,547      (132,942)     127,010     (28,439)      72,836     (129,176)        617
                                        ----------    ----------    ---------    --------    ---------    ---------      ------
Equity transactions:
  Contract purchase payments..........      29,115        65,341       14,621      21,422       21,096       42,802           0
  Transfers from fixed & other
     subaccounts......................     345,251       736,893      328,203     330,138      116,196       86,217       8,747
  Withdrawals, surrenders & contract
     charges (note 3).................    (103,960)      (60,072)     (11,477)     (2,239)     (12,773)      (8,092)          0
  Annuity & death benefit payments....      (8,150)       (4,958)      (3,952)       (742)      (6,221)      (1,349)          0
  Transfers to fixed & other
     subaccounts......................    (296,516)     (309,897)    (174,713)    (76,278)    (193,302)     (50,443)          0
                                        ----------    ----------    ---------    --------    ---------    ---------      ------
       Net equity transactions........     (34,260)      427,307      152,682     272,301      (75,004)      69,135       8,747
                                        ----------    ----------    ---------    --------    ---------    ---------      ------
          Net change in contract
            owners' equity............     296,287       294,365      279,692     243,862       (2,168)     (60,041)      9,364
                                        ----------    ----------    ---------    --------    ---------    ---------      ------
Contract owners' equity:
  Beginning of period.................   1,033,380       739,015      344,785     100,923      317,369      377,410           0
                                        ----------    ----------    ---------    --------    ---------    ---------      ------
  End of period.......................  $1,329,667    $1,033,380    $ 624,477    $344,785    $ 315,201    $ 317,369      $9,364
                                        ==========    ==========    =========    ========    =========    =========      ======
Change in units:
  Beginning units.....................     108,804        69,287       48,105      12,608       66,814       54,814           0
                                        ----------    ----------    ---------    --------    ---------    ---------      ------
  Units purchased.....................      30,758        76,359       39,520      45,869       23,261       24,081         839
  Units redeemed......................     (37,215)      (36,842)     (19,004)    (10,372)     (39,620)     (12,081)          0
                                        ----------    ----------    ---------    --------    ---------    ---------      ------
  Ending units........................     102,347       108,804       68,621      48,105       50,455       66,814         839
                                        ==========    ==========    =========    ========    =========    =========      ======

---------------

(f) Period from October 1, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                   JANUS ASPEN SERIES -- SERVICE SHARES
                                          ---------------------------------------------------------------------------------------
                                                                                                                    INTERNATIONAL
                                                  GROWTH              WORLDWIDE GROWTH            BALANCED             GROWTH
                                                SUBACCOUNT               SUBACCOUNT              SUBACCOUNT          SUBACCOUNT
                                          ----------------------    --------------------    --------------------    -------------
                                            2003         2002         2003        2002        2003        2002         2003(d)
                                          ---------    ---------    --------    --------    --------    --------    -------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $  (1,810)   $  (2,930)   $   (232)   $   (699)   $  4,118    $  4,944       $  (20)
  Reinvested capital gains..............          0            0           0           0           0           0            0
  Realized gain (loss)..................    (70,537)     (44,582)    (19,748)    (20,317)     (3,672)     (9,556)           4
  Unrealized gain (loss)................    120,405      (46,126)     49,657     (34,135)     58,794     (32,762)       1,561
                                          ---------    ---------    --------    --------    --------    --------       ------
          Net increase (decrease) in
            contract owners' equity from
            operations..................     48,058      (93,638)     29,677     (55,151)     59,240     (37,374)       1,545
                                          ---------    ---------    --------    --------    --------    --------       ------
Equity transactions:
  Contract purchase payments............      3,683       17,643       1,325      31,281      56,524     190,992            0
  Transfers from fixed & other
     subaccounts........................        162            0         450       3,750       2,219       8,164        7,059
  Withdrawals, surrenders & contract
     charges (note 3)...................    (15,745)     (34,753)          0      (8,073)    (40,256)    (43,802)           0
  Annuity & death benefit payments......     (8,716)     (11,658)       (134)     (6,097)     (1,554)       (777)          (3)
  Transfers to fixed & other
     subaccounts........................    (96,758)     (26,941)    (27,444)    (19,175)     (6,884)    (52,244)           0
                                          ---------    ---------    --------    --------    --------    --------       ------
       Net equity transactions..........   (117,374)     (55,709)    (25,803)      1,686      10,049     102,333        7,056
                                          ---------    ---------    --------    --------    --------    --------       ------
          Net change in contract owners'
            equity......................    (69,316)    (149,347)      3,874     (53,465)     69,289      64,959        8,601
                                          ---------    ---------    --------    --------    --------    --------       ------
Contract owners' equity:
  Beginning of period...................    213,602      362,949     146,217     199,682     462,462     397,503            0
                                          ---------    ---------    --------    --------    --------    --------       ------
  End of period.........................  $ 144,286    $ 213,602    $150,091    $146,217    $531,751    $462,462       $8,601
                                          =========    =========    ========    ========    ========    ========       ======
Change in units:
  Beginning units.......................     48,952       60,329      32,442      32,580      54,558      43,335            0
                                          ---------    ---------    --------    --------    --------    --------       ------
  Units purchased.......................        850        3,221         371       5,981       6,728      22,300          633
  Units redeemed........................    (24,423)     (14,598)     (5,610)     (6,119)     (5,541)    (11,077)           0
                                          ---------    ---------    --------    --------    --------    --------       ------
  Ending units..........................     25,379       48,952      27,203      32,442      55,745      54,558          633
                                          =========    =========    ========    ========    ========    ========       ======

---------------

(d) Period from May 1, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                             MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                      -------------------------------------------------------------------------------------------
                                         NEW DISCOVERY        INVESTORS GROWTH         MID CAP GROWTH           TOTAL RETURN
                                          SUBACCOUNT          STOCK SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
                                      -------------------    -------------------    --------------------    ---------------------
                                       2003        2002        2003       2002        2003        2002        2003        2002
                                      -------    --------    --------    -------    --------    --------    --------    ---------
Increase (decrease) in contract
  owners'
  equity from operations:
  Net investment activity...........  $  (185)   $   (102)   $    (95)   $   (3)    $   (117)   $   (127)   $  3,968    $   1,457
  Reinvested capital gains..........        0           0           0         0            0           0           0        3,651
  Realized gain (loss)..............       18      (3,559)      2,125         0         (369)     (4,825)        224      (13,507)
  Unrealized gain (loss)............    5,761      (2,866)        649       (96)       4,237      (5,565)     89,813       (9,370)
                                      -------    --------    --------    ------     --------    --------    --------    ---------
          Net increase (decrease) in
            contract owners' equity
            from operations.........    5,594      (6,527)      2,679       (99)       3,751     (10,517)     94,005      (17,769)
                                      -------    --------    --------    ------     --------    --------    --------    ---------
Equity transactions:
  Contract purchase payments........      189       1,250           0     2,402          450         625      10,910      154,713
  Transfers from fixed & other
     subaccounts....................    6,711      55,770      12,052         0       27,093       7,884     306,047      488,712
  Withdrawals, surrenders & contract
     charges (note 3)...............     (348)       (422)          0         0            0        (901)     (7,501)     (23,030)
  Annuity & death benefit
     payments.......................       (9)          0         (13)        0           (3)         (7)    (10,478)      (3,925)
  Transfers to fixed & other
     subaccounts....................        0     (44,850)    (13,871)        0      (19,347)     (7,877)    (46,304)    (161,946)
                                      -------    --------    --------    ------     --------    --------    --------    ---------
       Net equity transactions......    6,543      11,748      (1,832)    2,402        8,193        (276)    252,674      454,524
                                      -------    --------    --------    ------     --------    --------    --------    ---------
          Net change in contract
            owners' equity..........   12,137       5,221         847     2,303       11,944     (10,793)    346,679      436,755
                                      -------    --------    --------    ------     --------    --------    --------    ---------
Contract owners' equity:
  Beginning of period...............   10,370       5,149       2,303         0        7,509      18,302     461,327       24,572
                                      -------    --------    --------    ------     --------    --------    --------    ---------
  End of period.....................  $22,507    $ 10,370    $  3,150    $2,303     $ 19,453    $  7,509    $808,006    $ 461,327
                                      =======    ========    ========    ======     ========    ========    ========    =========
Change in units:
  Beginning units...................    1,328         445         301         0        1,206       1,648      47,977        2,394
                                      -------    --------    --------    ------     --------    --------    --------    ---------
  Units purchased...................      894       5,119       1,568       301        1,506         893      30,455       64,953
  Units redeemed....................      (39)     (4,236)     (1,530)        0         (404)     (1,335)     (5,278)     (19,370)
                                      -------    --------    --------    ------     --------    --------    --------    ---------
  Ending units......................    2,183       1,328         339       301        2,308       1,206      73,154       47,977
                                      =======    ========    ========    ======     ========    ========    ========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                       JP MORGAN SERIES TRUST II
                                                              -------------------------------------------
                                                                 SMALL COMPANY          MID CAP VALUE
                                                                  SUBACCOUNT              SUBACCOUNT
                                                              -------------------    --------------------
                                                               2003        2002        2003        2002
                                                              -------    --------    --------    --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $  (464)   $    (50)   $   (780)   $   (481)
  Reinvested capital gains..................................        0           0           0         113
  Realized gain (loss)......................................       46      (1,858)        981        (697)
  Unrealized gain (loss)....................................   16,129        (279)     27,980         344
                                                              -------    --------    --------    --------
          Net increase (decrease) in contract owners' equity
        from operations.....................................   15,711      (2,187)     28,181        (721)
                                                              -------    --------    --------    --------
Equity transactions:
  Contract purchase payments................................        0           0       2,256       6,390
  Transfers from fixed & other subaccounts..................   62,069      54,396      61,855     127,036
  Withdrawals, surrenders & contract charges (note 3).......        0           0      (1,806)       (766)
  Annuity & death benefit payments..........................      (11)         (2)        (57)        (12)
  Transfers to fixed & other subaccounts....................     (384)    (43,380)    (23,662)    (40,923)
                                                              -------    --------    --------    --------
       Net equity transactions..............................   61,674      11,014      38,586      91,725
                                                              -------    --------    --------    --------
          Net change in contract owners' equity.............   77,385       8,827      66,767      91,004
                                                              -------    --------    --------    --------
Contract owners' equity:
  Beginning of period.......................................    8,827           0      91,004           0
                                                              -------    --------    --------    --------
  End of period.............................................  $86,212    $  8,827    $157,771    $ 91,004
                                                              =======    ========    ========    ========
Change in units:
  Beginning units...........................................    1,016           0       8,320           0
                                                              -------    --------    --------    --------
  Units purchased...........................................    6,373       5,627       5,167      12,165
  Units redeemed............................................       (1)     (4,611)     (2,251)     (3,845)
                                                              -------    --------    --------    --------
  Ending units..............................................    7,388       1,016      11,236       8,320
                                                              =======    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                                                                       CALVERT
                                                                                                                      VARIABLE
                                                                                                                     SERIES INC
                                                 PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES            -------------
                                         -----------------------------------------------------------------------    SOCIAL EQUITY
                                              REAL RETURN               TOTAL RETURN            GLOBAL RETURN        SUBACCOUNT
                                               SUBACCOUNT                SUBACCOUNT              SUBACCOUNT           (NOTE 5)
                                         ----------------------    ----------------------    -------------------    -------------
                                            2003       2002(c)        2003       2002(c)       2003      2002(c)       2003(e)
                                         ----------    --------    ----------    --------    --------    -------    -------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $    4,027    $    619    $   10,281    $    213    $    508    $    33       $  (641)
  Reinvested capital gains.............      29,231         243         8,739         509         266         42             0
  Realized gain (loss).................         747      (1,177)         (920)       (547)        336          6           907
  Unrealized gain (loss)...............         124       2,758       (15,043)        339       3,118        441        14,576
                                         ----------    --------    ----------    --------    --------    -------       -------
          Net increase (decrease) in
            contract owners' equity
            from operations............      34,129       2,443         3,057         514       4,228        522        14,842
                                         ----------    --------    ----------    --------    --------    -------       -------
Equity transactions:
  Contract purchase payments...........      75,973       4,281        22,302         100           0          0            13
  Transfers from fixed & other
     subaccounts.......................   1,499,118     172,269     1,123,472      81,910      78,319     16,869        90,635
  Withdrawals, surrenders & contract
     charges (note 3)..................     (36,327)          0       (25,192)          0     (16,093)         0        (2,638)
  Annuity & death benefit payments.....      (6,658)     (1,080)       (3,065)        (66)       (220)         0        (1,344)
  Transfers to fixed & other
     subaccounts.......................    (259,920)    (49,480)      (55,906)    (34,410)    (31,613)    (6,003)       (5,012)
                                         ----------    --------    ----------    --------    --------    -------       -------
       Net equity transactions.........   1,272,186     125,990     1,061,611      47,534      30,393     10,866        81,654
                                         ----------    --------    ----------    --------    --------    -------       -------
          Net change in contract
            owners' equity.............   1,306,315     128,433     1,064,668      48,048      34,621     11,388        96,496
                                         ----------    --------    ----------    --------    --------    -------       -------
Contract owners' equity:
  Beginning of period..................     128,433           0        48,048           0      11,388          0             0
                                         ----------    --------    ----------    --------    --------    -------       -------
  End of period........................  $1,434,748    $128,433    $1,112,716    $ 48,048    $ 46,009    $11,388       $96,496
                                         ==========    ========    ==========    ========    ========    =======       =======
Change in units:
  Beginning units......................      12,027           0         4,605           0       1,064          0             0
                                         ----------    --------    ----------    --------    --------    -------       -------
  Units purchased......................     133,007      16,804       104,691       8,046       6,485      1,669        15,744
  Units redeemed.......................     (20,258)     (4,777)       (6,644)     (3,441)     (3,755)      (605)       (1,425)
                                         ----------    --------    ----------    --------    --------    -------       -------
  Ending units.........................     124,776      12,027       102,652       4,605       3,794      1,064        14,319
                                         ==========    ========    ==========    ========    ========    =======       =======

---------------

(c) Period from August 1, 2002 date of commencement of operation.

(e) Period from May 2, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                            DREYFUS
                                             THE           VARIABLE                                            VAN KAMPEN
                            UBS SERIES    PRUDENTIAL      INVESTMENT                                    UNIVERSAL INSTITUTIONAL
                              TRUST         SERIES      FUND -- SERVICE                                    FUNDS -- CLASS II
                            ----------    FUND, INC.        SHARES            ROYCE CAPITAL FUND       --------------------------
                             TACTICAL     ----------    ---------------    ------------------------     CORE PLUS       US REAL
                            ALLOCATION     JENNISON      APPRECIATION      SMALL-CAP     MICRO-CAP     FIXED INCOME      ESTATE
                            SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            ----------    ----------    ---------------    ----------    ----------    ------------    ----------
                             2003(d)       2003(d)          2003(d)         2003(d)       2003(d)        2003(e)        2003(d)
                            ----------    ----------    ---------------    ----------    ----------    ------------    ----------
Increase in contract
  owners' equity from
  operations:
  Net investment
     activity.............   $    (1)       $  (15)         $   70          $  (312)      $   (479)       $  (17)         $  0
  Reinvested capital
     gains................         0             0               0            5,341          4,676            25             0
  Realized gain...........         1            42               0               57             47             0             0
  Unrealized gain.........         0           310             201            6,330         15,479            14            15
                             -------        ------          ------          -------       --------        ------          ----
          Net increase in
            contract
            owners' equity
            from
            operations....         0           337             271           11,416         19,723            22            15
                             -------        ------          ------          -------       --------        ------          ----
Equity transactions:
  Contract purchase
     payments.............         0             0               0                0              0             0           240
  Transfers from fixed &
     other subaccounts....     7,616         5,259           6,956           85,594        108,613         3,223             0
  Withdrawals, surrenders
     & contract charges
     (note 3).............         0             0               0             (341)          (340)            0             0
  Annuity & death benefit
     payments.............         0             0               0              (27)           (15)           (1)            0
  Transfers to fixed &
     other subaccounts....    (7,616)         (575)              0                0              0             0             0
                             -------        ------          ------          -------       --------        ------          ----
       Net equity
          transactions....         0         4,684           6,956           85,226        108,258         3,222           240
                             -------        ------          ------          -------       --------        ------          ----
          Net change in
            contract
            owners'
            equity........         0         5,021           7,227           96,642        127,981         3,244           255
                             -------        ------          ------          -------       --------        ------          ----
Contract owners' equity:
  Beginning of period.....         0             0               0                0              0             0             0
                             -------        ------          ------          -------       --------        ------          ----
  End of period...........   $     0        $5,021          $7,227          $96,642       $127,981        $3,244          $255
                             =======        ======          ======          =======       ========        ======          ====
Change in units:
  Beginning units.........         0             0               0                0              0             0             0
                             -------        ------          ------          -------       --------        ------          ----
  Units purchased.........         0           466             617            6,937          8,724           281            20
  Units redeemed..........         0           (53)              0              (29)           (26)            0             0
                             -------        ------          ------          -------       --------        ------          ----
  Ending units............         0           413             617            6,908          8,698           281            20
                             =======        ======          ======          =======       ========        ======          ====

---------------

(d) Period from May 1, 2003 date of commencement of operations.

(e) Period from May 2, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2003

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account B (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Fund LLC, Fidelity Variable Insurance Products Fund Service Class 2, Janus Aspen Series (Institutional and Service Shares), Strong Variable Annuity Funds, Inc., Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., PBHG Insurance Series Fund, J.P. Morgan Series Trust II, MFS Variable Insurance Trust -- Service Shares, PIMCO Variable Insurance
   Trust -- Administrative Shares, The Prudential Series Fund, Inc., Calvert Variable Series, Inc., Royce Capital Fund, and Dreyfus Variable Investment Fund -- Service Shares (collectively the Funds). All the Funds, other than the Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2003. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and the Dow Target Fund LLC (Dow Fund), in which the Account invests. For these services, ONI receives fees from ON Fund and Dow Fund.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar portions of their contracts.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to publicly traded mutual funds. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity through the Account. The primary distribution for the contracts is through an affiliate; however, other distributors are utilized.

   A contract purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period contract purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
   2003
     Combination.................................       8,900     $168.716233   $ 1,501,606     1.00%       42.92%      0.18%
     Back Load...................................         798     $ 85.637325   $    68,359     1.10%       42.78%      0.18%
     Top I.......................................       7,102     $ 74.320073   $   527,779     1.10%       42.78%      0.18%
     Top Tradition...............................     295,374     $ 62.710914   $18,523,183     1.10%       42.78%      0.18%
     Top Plus....................................     297,330     $ 21.212109   $ 6,306,993     0.90%       43.06%      0.18%
                                                    ---------                   -----------
                                                      609,504                   $26,927,920
                                                    ---------                   -----------
   2002
     Combination.................................       9,429     $118.048746   $ 1,113,126     1.00%      -19.55%      0.36%
     Back Load...................................         787     $ 59.978655   $    47,186     1.10%      -19.63%      0.37%
     Top I.......................................       7,635     $ 52.052278   $   397,411     1.10%      -19.63%      0.36%
     Top Tradition...............................     335,950     $ 43.921459   $14,755,423     1.10%      -19.63%      0.35%
     Top Plus....................................     336,899     $ 14.827204   $ 4,995,271     0.90%      -19.47%      0.35%
                                                    ---------                   -----------
                                                      690,700                   $21,308,417
                                                    ---------                   -----------
   2001
     Combination.................................      10,406     $146.729444   $ 1,526,816     1.00%       -9.34%      0.29%
     Back Load...................................         787     $ 74.624813   $    58,755     1.10%       -9.43%      0.29%
     Top I.......................................       9,481     $ 64.762873   $   614,013     1.10%       -9.43%      0.29%
     Top Tradition...............................     430,401     $ 54.646612   $23,519,980     1.10%       -9.43%      0.29%
     Top Plus....................................     420,320     $ 18.411312   $ 7,738,643     0.90%       -9.25%      0.29%
                                                    ---------                   -----------
                                                      871,395                   $33,458,207
                                                    ---------                   -----------
   2000
     Combination.................................      10,607     $161.853196   $ 1,716,804     1.00%       -7.57%      0.29%
     Back Load...................................         777     $ 82.398661   $    64,054     1.10%       -7.66%      0.30%
     Top I.......................................      10,553     $ 71.509397   $   754,658     1.10%       -7.66%      0.29%
     Top Tradition...............................     485,303     $ 60.339288   $29,282,830     1.10%       -7.66%      0.29%
     Top Plus....................................     435,099     $ 20.288788   $ 8,827,632     0.90%       -7.48%      0.29%
                                                    ---------                   -----------
                                                      942,339                   $40,645,978
                                                    ---------                   -----------
   1999
     Combination.................................      13,635     $175.107175   $ 2,387,521     1.00%       18.68%      0.34%
     Back Load...................................         768     $ 89.234207   $    68,548     1.10%       18.56%      0.37%
     Top I.......................................      15,717     $ 77.441596   $ 1,217,121     1.10%       18.56%      0.34%
     Top Tradition...............................     566,619     $ 65.344855   $37,025,657     1.10%       18.56%      0.33%
     Top Plus....................................     480,965     $ 21.928573   $10,546,868     0.90%       18.80%      0.32%
                                                    ---------                   -----------
                                                    1,077,704                   $51,245,715
                                                    ---------                   -----------
   MONEY MARKET SUBACCOUNT
   2003
     VIA.........................................       2,739     $ 31.471062   $    86,201     1.30%       -0.55%      0.74%
     Top I.......................................       3,281     $ 23.864748   $    78,309     1.30%       -0.55%      0.75%
     Top Tradition...............................      69,694     $ 21.599335   $ 1,505,353     1.10%       -0.36%      0.75%
     Top Plus....................................      59,329     $ 13.950124   $   827,639     0.90%       -0.16%      0.75%
                                                    ---------                   -----------
                                                      135,043                   $ 2,497,502
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   MONEY MARKET SUBACCOUNT (CONTINUED)
   2002
     VIA.........................................       3,201     $ 31.645984   $   101,304     1.30%        0.09%      1.40%
     Top I.......................................       4,118     $ 23.997404   $    98,810     1.30%        0.09%      1.40%
     Top Tradition...............................      99,162     $ 21.676487   $ 2,149,488     1.10%        0.28%      1.37%
     Top Plus....................................     105,701     $ 13.972279   $ 1,476,881     0.90%        0.48%      1.41%
                                                    ---------                   -----------
                                                      212,182                   $ 3,826,483
                                                    ---------                   -----------
   2001
     VIA.........................................       6,496     $ 31.618739   $   205,383     1.30%        2.46%      3.57%
     Top I.......................................       4,187     $ 23.976750   $   100,386     1.30%        2.46%      3.58%
     Top Tradition...............................     143,776     $ 21.615037   $ 3,107,722     1.10%        2.67%      3.36%
     Top Plus....................................     119,581     $ 13.905126   $ 1,662,852     0.90%        2.87%      3.50%
                                                    ---------                   -----------
                                                      274,040                   $ 5,076,343
                                                    ---------                   -----------
   2000
     VIA.........................................       6,758     $ 30.858557   $   208,558     1.30%        4.98%      6.33%
     Top I.......................................       4,191     $ 23.400294   $    98,079     1.30%        4.98%      6.32%
     Top Tradition...............................      54,882     $ 21.053464   $ 1,155,464     1.10%        5.19%      5.95%
     Top Plus....................................      69,764     $ 13.516943   $   943,000     0.90%        5.39%      6.07%
                                                    ---------                   -----------
                                                      135,595                   $ 2,405,101
                                                    ---------                   -----------
   1999
     VIA.........................................       6,924     $ 29.394756   $   203,527     1.30%        3.68%      4.06%
     Top I.......................................       4,423     $ 22.290284   $    98,585     1.30%        3.68%      4.80%
     Top Tradition...............................     129,935     $ 20.015273   $ 2,600,684     1.10%        3.88%      4.98%
     Top Plus....................................     109,471     $ 12.825076   $ 1,403,978     0.90%        4.09%      4.92%
                                                    ---------                   -----------
                                                      250,753                   $ 4,306,774
                                                    ---------                   -----------
   BOND SUBACCOUNT
   2003
     Top I.......................................         225     $ 40.945593   $     9,228     1.10%        9.26%      4.72%
     Top Tradition...............................      82,203     $ 34.289720   $ 2,818,702     1.10%        9.26%      5.54%
     Top Plus....................................      77,170     $ 17.115732   $ 1,320,820     0.90%        9.48%      5.59%
                                                    ---------                   -----------
                                                      159,598                   $ 4,148,750
                                                    ---------                   -----------
   2002
     Top I.......................................         229     $ 37.475703   $     8,575     1.10%        7.47%      5.83%
     Top Tradition...............................      97,963     $ 31.383869   $ 3,074,448     1.10%        7.47%      5.95%
     Top Plus....................................      94,133     $ 15.634301   $ 1,471,714     0.90%        7.69%      6.16%
                                                    ---------                   -----------
                                                      192,325                   $ 4,554,737
                                                    ---------                   -----------
   2001
     Top I.......................................         709     $ 34.869720   $    24,711     1.10%        7.23%      6.21%
     Top Tradition...............................      98,552     $ 29.201497   $ 2,877,868     1.10%        7.23%      6.40%
     Top Plus....................................      76,526     $ 14.518370   $ 1,111,036     0.90%        7.45%      6.28%
                                                    ---------                   -----------
                                                      175,787                   $ 4,013,615
                                                    ---------                   -----------
   2000
     Top I.......................................         712     $ 32.517141   $    23,153     1.10%        4.71%      6.27%
     Top Tradition...............................      74,174     $ 27.231337   $ 2,019,853     1.10%        4.71%      6.57%
     Top Plus....................................      77,325     $ 13.511940   $ 1,044,814     0.90%        4.92%      6.49%
                                                    ---------                   -----------
                                                      152,211                   $ 3,087,820
                                                    ---------                   -----------
   1999
     Top I.......................................       2,902     $ 31.054566   $    90,127     1.10%       -0.52%      6.83%
     Top Tradition...............................      96,317     $ 26.006519   $ 2,504,872     1.10%       -0.52%      6.50%
     Top Plus....................................     110,307     $ 12.878760   $ 1,420,615     0.90%       -0.32%      6.62%
                                                    ---------                   -----------
                                                      209,526                   $ 4,015,614
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   OMNI SUBACCOUNT
   2003
     Top I.......................................      16,325     $ 30.836972   $   503,405     1.10%       24.83%      1.77%
     Top Tradition...............................     247,514     $ 30.642638   $ 7,584,483     1.10%       24.83%      1.76%
     Top Plus....................................     164,162     $ 12.980233   $ 2,130,865     0.90%       25.07%      1.76%
                                                    ---------                   -----------
                                                      428,001                   $10,218,753
                                                    ---------                   -----------
   2002
     Top I.......................................      16,747     $ 24.704037   $   413,724     1.10%      -23.62%      1.91%
     Top Tradition...............................     288,071     $ 24.548349   $ 7,071,660     1.10%      -23.62%      1.87%
     Top Plus....................................     193,979     $ 10.378160   $ 2,013,149     0.90%      -23.46%      1.83%
                                                    ---------                   -----------
                                                      498,797                   $ 9,498,533
                                                    ---------                   -----------
   2001
     Top I.......................................      17,790     $ 32.341620   $   575,351     1.10%      -14.02%      1.85%
     Top Tradition...............................     359,975     $ 32.137789   $11,568,815     1.10%      -14.02%      1.80%
     Top Plus....................................     262,133     $ 13.559807   $ 3,554,473     0.90%      -13.84%      1.76%
                                                    ---------                   -----------
                                                      639,898                   $15,698,639
                                                    ---------                   -----------
   2000
     Top I.......................................      18,791     $ 37.613517   $   706,813     1.10%      -15.78%      1.19%
     Top Tradition...............................     461,399     $ 37.376450   $17,245,459     1.10%      -15.78%      1.16%
     Top Plus....................................     367,136     $ 15.738754   $ 5,778,265     0.90%      -15.61%      1.16%
                                                    ---------                   -----------
                                                      847,326                   $23,730,537
                                                    ---------                   -----------
   1999
     Top I.......................................      20,370     $ 44.658692   $   909,709     1.10%       10.14%      1.99%
     Top Tradition...............................     576,927     $ 44.377211   $25,602,429     1.10%       10.14%      2.13%
     Top Plus....................................     467,855     $ 18.649833   $ 8,725,412     0.90%       10.36%      2.17%
                                                    ---------                   -----------
                                                    1,065,152                   $35,237,550
                                                    ---------                   -----------
   INTERNATIONAL SUBACCOUNT
   2003
     Top I.......................................       4,425     $ 15.789447   $    69,875     1.10%       31.15%      0.46%
     Top Tradition...............................     383,253     $ 15.789447   $ 6,051,352     1.10%       31.15%      0.46%
     Top Plus....................................     182,547     $ 14.066942   $ 2,567,874     0.90%       31.41%      0.44%
                                                    ---------                   -----------
                                                      570,225                   $ 8,689,101
                                                    ---------                   -----------
   2002
     Top I.......................................       5,018     $ 12.039008   $    60,418     1.10%      -21.51%      0.26%
     Top Tradition...............................     473,133     $ 12.039008   $ 5,696,051     1.10%      -21.51%      0.26%
     Top Plus....................................     256,818     $ 10.704470   $ 2,749,100     0.90%      -21.36%      0.26%
                                                    ---------                   -----------
                                                      734,969                   $ 8,505,569
                                                    ---------                   -----------
   2001
     Top I.......................................       6,004     $ 15.338791   $    92,088     1.10%      -30.33%      0.00%
     Top Tradition...............................     577,856     $ 15.338791   $ 8,863,613     1.10%      -30.33%      0.00%
     Top Plus....................................     359,879     $ 13.611451   $ 4,898,478     0.90%      -30.19%      0.00%
                                                    ---------                   -----------
                                                      943,739                   $13,854,179
                                                    ---------                   -----------
   2000
     Top I.......................................       7,754     $ 22.017499   $   170,718     1.10%      -23.04%      0.00%
     Top Tradition...............................     680,017     $ 22.017499   $14,972,270     1.10%      -23.04%      0.00%
     Top Plus....................................     430,991     $ 19.499102   $ 8,403,944     0.90%      -22.89%      0.00%
                                                    ---------                   -----------
                                                    1,118,762                   $23,546,932
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   INTERNATIONAL SUBACCOUNT (CONTINUED)
   1999
     Top I.......................................       8,563     $ 28.609795   $   244,993     1.10%       65.58%      0.00%
     Top Tradition...............................     755,373     $ 28.609795   $21,611,072     1.10%       65.58%      0.00%
     Top Plus....................................     462,283     $ 25.287344   $11,689,920     0.90%       65.91%      0.00%
                                                    ---------                   -----------
                                                    1,226,219                   $33,545,985
                                                    ---------                   -----------
   CAPITAL APPRECIATION SUBACCOUNT
   2003
     Top I.......................................         796     $ 23.726799   $    18,883     1.10%       30.10%      0.26%
     Top Tradition...............................     233,847     $ 23.726799   $ 5,548,448     1.10%       30.10%      0.25%
     Top Plus....................................     149,708     $ 26.768431   $ 4,007,446     0.90%       30.35%      0.25%
                                                    ---------                   -----------
                                                      384,351                   $ 9,574,777
                                                    ---------                   -----------
   2002
     Top I.......................................         944     $ 18.237893   $    17,220     1.10%      -21.02%      0.20%
     Top Tradition...............................     300,763     $ 18.237893   $ 5,485,282     1.10%      -21.02%      0.21%
     Top Plus....................................     192,817     $ 20.535249   $ 3,959,535     0.90%      -20.86%      0.20%
                                                    ---------                   -----------
                                                      494,524                   $ 9,462,037
                                                    ---------                   -----------
   2001
     Top I.......................................       1,319     $ 23.091636   $    30,464     1.10%        8.50%      0.49%
     Top Tradition...............................     311,695     $ 23.091636   $ 7,197,536     1.10%        8.50%      0.49%
     Top Plus....................................     214,554     $ 25.948909   $ 5,567,434     0.90%        8.72%      0.49%
                                                    ---------                   -----------
                                                      527,568                   $12,795,434
                                                    ---------                   -----------
   2000
     Top I.......................................       1,332     $ 21.281994   $    28,354     1.10%       30.07%      1.00%
     Top Tradition...............................     310,191     $ 21.281994   $ 6,601,481     1.10%       30.07%      1.06%
     Top Plus....................................     212,034     $ 23.867775   $ 5,060,790     0.90%       30.33%      1.01%
                                                    ---------                   -----------
                                                      523,557                   $11,690,625
                                                    ---------                   -----------
   1999
     Top I.......................................       5,710     $ 16.361968   $    93,419     1.10%        5.30%      3.36%
     Top Tradition...............................     332,204     $ 16.361968   $ 5,435,505     1.10%        5.30%      2.96%
     Top Plus....................................     304,647     $ 18.313827   $ 5,579,258     0.90%        5.51%      2.95%
                                                    ---------                   -----------
                                                      642,561                   $11,108,182
                                                    ---------                   -----------
   DISCOVERY SUBACCOUNT
   2003
     Top I.......................................       1,688     $ 21.867330   $    36,907     1.10%       36.17%      0.00%
     Top Tradition...............................     173,031     $ 21.867330   $ 3,783,736     1.10%       36.17%      0.00%
     Top Plus....................................     120,254     $ 28.931906   $ 3,479,182     0.90%       36.44%      0.00%
                                                    ---------                   -----------
                                                      294,973                   $ 7,299,825
                                                    ---------                   -----------
   2002
     Top I.......................................       1,299     $ 16.058949   $    20,865     1.10%      -33.47%      0.00%
     Top Tradition...............................     204,134     $ 16.058949   $ 3,278,179     1.10%      -33.47%      0.00%
     Top Plus....................................     147,878     $ 21.205098   $ 3,135,757     0.90%      -33.34%      0.00%
                                                    ---------                   -----------
                                                      353,311                   $ 6,434,801
                                                    ---------                   -----------
   2001
     Top I.......................................       1,252     $ 24.137799   $    30,230     1.10%      -19.25%      0.00%
     Top Tradition...............................     243,056     $ 24.137799   $ 5,866,831     1.10%      -19.25%      0.00%
     Top Plus....................................     180,341     $ 31.809662   $ 5,736,577     0.90%      -19.09%      0.00%
                                                    ---------                   -----------
                                                      424,649                   $11,633,638
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   DISCOVERY SUBACCOUNT (CONTINUED)
   2000
     Top I.......................................       1,253     $ 29.893355   $    37,469     1.10%      -12.18%      0.00%
     Top Tradition...............................     286,083     $ 29.893355   $ 8,551,980     1.10%      -12.18%      0.00%
     Top Plus....................................     211,332     $ 39.316003   $ 8,308,733     0.90%      -12.01%      0.00%
                                                    ---------                   -----------
                                                      498,668                   $16,898,182
                                                    ---------                   -----------
   1999
     Top Tradition...............................     286,164     $ 34.040041   $ 9,741,037     1.10%      104.21%      0.00%
     Top Plus....................................     220,471     $ 44.681338   $ 9,850,920     0.90%      104.62%      0.00%
                                                    ---------                   -----------
                                                      506,635                   $19,591,957
                                                    ---------                   -----------
   INTERNATIONAL SMALL COMPANY
   2003
     Top I.......................................          22     $ 16.170236   $       363     1.10%       52.24%      0.22%
     Top Tradition...............................      86,116     $ 16.170236   $ 1,392,519     1.10%       52.24%      0.22%
     Top Plus....................................      80,751     $ 17.549014   $ 1,417,098     0.90%       52.54%      0.22%
                                                    ---------                   -----------
                                                      166,889                   $ 2,809,980
                                                    ---------                   -----------
   2002
     Top I.......................................          23     $ 10.621378   $       240     1.10%      -15.93%      0.00%
     Top Tradition...............................      90,154     $ 10.621378   $   957,562     1.10%      -15.93%      0.00%
     Top Plus....................................     101,302     $ 11.504273   $ 1,165,410     0.90%      -15.77%      0.00%
                                                    ---------                   -----------
                                                      191,479                   $ 2,123,212
                                                    ---------                   -----------
   2001
     Top I.......................................          23     $ 12.634695   $       286     1.10%      -30.05%      0.00%
     Top Tradition...............................     109,586     $ 12.634695   $ 1,384,590     1.10%      -30.05%      0.00%
     Top Plus....................................     121,151     $ 13.657853   $ 1,654,668     0.90%      -29.91%      0.00%
                                                    ---------                   -----------
                                                      230,760                   $ 3,039,544
                                                    ---------                   -----------
   2000
     Top I.......................................          23     $ 18.062290   $       410     1.10%      -31.03%      0.00%
     Top Tradition...............................     124,693     $ 18.062290   $ 2,252,236     1.10%      -31.03%      0.00%
     Top Plus....................................     133,455     $ 19.486046   $ 2,600,511     0.90%      -30.89%      0.00%
                                                    ---------                   -----------
                                                      258,171                   $ 4,853,157
                                                    ---------                   -----------
   1999
     Top Tradition...............................     119,756     $ 26.188124   $ 3,136,191     1.10%      106.25%      2.65%
     Top Plus....................................     140,283     $ 28.196610   $ 3,955,515     0.90%      106.65%      2.95%
                                                    ---------                   -----------
                                                      260,039                   $ 7,091,706
                                                    ---------                   -----------
   AGGRESSIVE GROWTH SUBACCOUNT
   2003
     Top Tradition...............................      71,645     $  5.840646   $   418,457     1.10%       30.06%      0.00%
     Top Plus....................................      59,982     $  7.126951   $   427,487     0.90%       30.32%      0.00%
                                                    ---------                   -----------
                                                      131,627                   $   845,944
                                                    ---------                   -----------
   2002
     Top Tradition...............................      79,553     $  4.490665   $   357,248     1.10%      -28.70%      0.00%
     Top Plus....................................      70,450     $  5.468849   $   385,278     0.90%      -28.56%      0.00%
                                                    ---------                   -----------
                                                      150,003                   $   742,526
                                                    ---------                   -----------
   2001
     Top Tradition...............................      93,890     $  6.298389   $   591,354     1.10%      -32.56%      1.02%
     Top Plus....................................      86,473     $  7.655137   $   661,959     0.90%      -32.43%      0.99%
                                                    ---------                   -----------
                                                      180,363                   $ 1,253,313
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   AGGRESSIVE GROWTH SUBACCOUNT (CONTINUED)
   2000
     Top Tradition...............................     101,866     $  9.339276   $   951,354     1.10%      -28.13%      0.00%
     Top Plus....................................     101,820     $ 11.328412   $ 1,153,460     0.90%      -27.99%      0.00%
                                                    ---------                   -----------
                                                      203,686                   $ 2,104,814
                                                    ---------                   -----------
   1999
     Top Tradition...............................      87,207     $ 12.995269   $ 1,133,282     1.10%        4.61%      0.00%
     Top Plus....................................     108,828     $ 15.731920   $ 1,712,067     0.90%        4.81%      0.00%
                                                    ---------                   -----------
                                                      196,035                   $ 2,845,349
                                                    ---------                   -----------
   SMALL CAP GROWTH SUBACCOUNT
   2003
     Top I.......................................         614     $  7.003370   $     4,296     1.10%       43.77%      0.00%
     Top Tradition...............................      83,787     $ 10.372684   $   869,100     1.10%       43.77%      0.00%
     Top Plus....................................      40,962     $ 10.517403   $   430,817     0.90%       44.05%      0.00%
                                                    ---------                   -----------
                                                      125,363                   $ 1,304,213
                                                    ---------                   -----------
   2002
     Top I.......................................         614     $  4.871298   $     2,991     1.10%      -29.90%      0.00%
     Top Tradition...............................     110,406     $  7.214868   $   796,564     1.10%      -29.90%      0.00%
     Top Plus....................................      51,775     $  7.301096   $   378,011     0.90%      -29.76%      0.00%
                                                    ---------                   -----------
                                                      162,795                   $ 1,177,566
                                                    ---------                   -----------
   2001
     Top I.......................................         615     $  6.948667   $     4,270     1.10%      -40.16%      0.00%
     Top Tradition...............................     133,771     $ 10.291639   $ 1,376,725     1.10%      -40.16%      0.00%
     Top Plus....................................      66,185     $ 10.393992   $   687,930     0.90%      -40.04%      0.00%
                                                    ---------                   -----------
                                                      200,571                   $ 2,068,925
                                                    ---------                   -----------
   2000
     Top I.......................................         615     $ 11.612578   $     7,143     1.10%      -17.77%      0.00%
     Top Tradition...............................     177,009     $ 17.199343   $ 3,044,446     1.10%      -17.77%      0.00%
     Top Plus....................................      80,072     $ 17.335694   $ 1,388,105     0.90%      -17.61%      0.00%
                                                    ---------                   -----------
                                                      257,696                   $ 4,439,694
                                                    ---------                   -----------
   1999
     Top Tradition...............................     139,073     $ 20.917283   $ 2,909,038     1.10%      102.72%      0.00%
     Top Plus....................................      79,742     $ 21.041443   $ 1,677,882     0.90%      103.12%      0.00%
                                                    ---------                   -----------
                                                      218,815                   $ 4,586,920
                                                    ---------                   -----------
   MID CAP OPPORTUNITY SUBACCOUNT
   2003
     Top I.......................................       1,817     $ 10.967734   $    19,929     1.10%       44.75%      0.04%
     Top Tradition...............................     243,025     $ 19.093264   $ 4,640,145     1.10%       44.75%      0.04%
     Top Plus....................................     178,954     $ 19.359387   $ 3,464,434     0.90%       45.04%      0.04%
                                                    ---------                   -----------
                                                      423,796                   $ 8,124,508
                                                    ---------                   -----------
   2002
     Top I.......................................       1,812     $  7.576987   $    13,732     1.10%      -26.44%      0.00%
     Top Tradition...............................     284,594     $ 13.190461   $ 3,753,927     1.10%      -26.44%      0.00%
     Top Plus....................................     213,781     $ 13.347926   $ 2,853,531     0.90%      -26.29%      0.00%
                                                    ---------                   -----------
                                                      500,187                   $ 6,621,190
                                                    ---------                   -----------
   2001
     Top I.......................................       1,699     $ 10.300307   $    17,504     1.10%      -13.79%      1.18%
     Top Tradition...............................     321,519     $ 17.931371   $ 5,765,284     1.10%      -13.79%      1.26%
     Top Plus....................................     256,915     $ 18.109480   $ 4,652,589     0.90%      -13.61%      1.26%
                                                    ---------                   -----------
                                                      580,133                   $10,435,377
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   MID CAP OPPORTUNITY SUBACCOUNT (CONTINUED)
   2000
     Top I.......................................       3,577     $ 11.965743   $    42,806     1.10%       -9.43%      0.00%
     Top Tradition...............................     356,052     $ 20.830667   $ 7,416,806     1.10%       -9.43%      0.00%
     Top Plus....................................     278,494     $ 20.995669   $ 5,847,166     0.90%       -9.25%      0.00%
                                                    ---------                   -----------
                                                      638,123                   $13,306,778
                                                    ---------                   -----------
   1999
     Top I.......................................       1,878     $ 13.191296   $    24,772     1.10%       31.91%      0.00%
     Top Tradition...............................     376,028     $ 22.964177   $ 8,635,185     1.10%       60.48%      0.22%
     Top Plus....................................     283,664     $ 23.100411   $ 6,552,765     0.90%       60.80%      0.22%
                                                    ---------                   -----------
                                                      661,570                   $15,212,722
                                                    ---------                   -----------
   S&P 500 INDEX SUBACCOUNT
   2003
     Top I.......................................       7,097     $  8.224458   $    58,368     1.10%       26.45%      1.22%
     Top Tradition...............................     341,395     $ 15.437040   $ 5,270,130     1.10%       26.45%      1.18%
     Top Plus....................................     264,354     $ 15.652148   $ 4,137,701     0.90%       26.70%      1.20%
                                                    ---------                   -----------
                                                      612,846                   $ 9,466,199
                                                    ---------                   -----------
   2002
     Top I.......................................       6,415     $  6.504141   $    41,724     1.10%      -23.47%      1.11%
     Top Tradition...............................     413,646     $ 12.208071   $ 5,049,816     1.10%      -23.47%      1.08%
     Top Plus....................................     286,685     $ 12.353754   $ 3,541,638     0.90%      -23.32%      1.07%
                                                    ---------                   -----------
                                                      706,746                   $ 8,633,178
                                                    ---------                   -----------
   2001
     Top I.......................................       6,417     $  8.499003   $    54,537     1.10%      -14.28%      2.05%
     Top Tradition...............................     485,469     $ 15.952375   $ 7,744,380     1.10%      -14.28%      2.02%
     Top Plus....................................     376,373     $ 16.110753   $ 6,063,648     0.90%      -14.11%      2.03%
                                                    ---------                   -----------
                                                      868,259                   $13,862,565
                                                    ---------                   -----------
   2000
     Top I.......................................       6,419     $  9.914556   $    63,637     1.10%      -10.63%      3.13%
     Top Tradition...............................     572,518     $ 18.609337   $10,654,178     1.10%      -10.63%      3.06%
     Top Plus....................................     444,223     $ 18.756672   $ 8,332,137     0.90%      -10.45%      3.06%
                                                    ---------                   -----------
                                                    1,023,160                   $19,049,952
                                                    ---------                   -----------
   1999
     Top Tradition...............................     626,757     $ 20.822980   $13,050,951     1.10%       24.26%      2.63%
     Top Plus....................................     508,584     $ 20.946479   $10,653,048     0.90%       24.51%      2.57%
                                                    ---------                   -----------
                                                    1,135,341                   $23,703,999
                                                    ---------                   -----------
   SOCIAL AWARENESS SUBACCOUNT (NOTE 5)
   2002
     Top I.......................................       1,051     $  5.511170   $     5,791     1.10%      -29.10%      0.00%
     Top Tradition...............................       8,518     $  5.388262   $    45,895     1.10%      -29.10%      0.00%
     Top Plus....................................       6,744     $  5.452617   $    36,778     0.90%      -28.95%      0.00%
                                                    ---------                   -----------
                                                       16,313                   $    88,464
                                                    ---------                   -----------
   2001
     Top I.......................................       1,052     $  7.772669   $     8,170     1.10%      -20.66%      0.00%
     Top Tradition...............................      10,595     $  7.599331   $    80,517     1.10%      -20.66%      0.00%
     Top Plus....................................       8,009     $  7.674852   $    61,471     0.90%      -20.50%      0.00%
                                                    ---------                   -----------
                                                       19,656                   $   150,158
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME
                                                     UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   SOCIAL AWARENESS SUBACCOUNT (NOTE 5)
   2000
     Top I.......................................       1,052     $  9.796345   $    10,302     1.10%      -13.73%      0.00%
     Top Tradition...............................      12,368     $  9.577874   $   118,463     1.10%      -13.73%      0.00%
     Top Plus....................................      11,546     $  9.653780   $   111,467     0.90%      -13.56%      0.00%
                                                    ---------                   -----------
                                                       24,966                   $   240,232
                                                    ---------                   -----------
   1999
     Top Tradition...............................      15,892     $ 11.102565   $   176,441     1.10%       16.41%      0.44%
     Top Plus....................................      15,602     $ 11.168486   $   174,256     0.90%       16.64%      0.44%
                                                    ---------                   -----------
                                                       31,494                   $   350,697
                                                    ---------                   -----------
   BLUE CHIP SUBACCOUNT
   2003
     Top I.......................................       1,049     $  9.788494   $    10,263     1.10%       25.21%      1.35%
     Top Tradition...............................      17,600     $  9.788494   $   172,281     1.10%       25.21%      1.22%
     Top Plus....................................       8,008     $  9.869589   $    79,039     0.90%       25.45%      1.46%
                                                    ---------                   -----------
                                                       26,657                   $   261,583
                                                    ---------                   -----------
   2002
     Top I.......................................       1,049     $  7.817892   $     8,200     1.10%      -20.31%      0.88%
     Top Tradition...............................      26,185     $  7.817892   $   204,713     1.10%      -20.31%      0.89%
     Top Plus....................................       3,847     $  7.867097   $    30,262     0.90%      -20.15%      1.09%
                                                    ---------                   -----------
                                                       31,081                   $   243,175
                                                    ---------                   -----------
   2001
     Top I.......................................       1,049     $  9.810085   $    10,293     1.10%       -5.27%      0.62%
     Top Tradition...............................      27,256     $  9.810085   $   267,386     1.10%       -5.27%      0.64%
     Top Plus....................................         531     $  9.852275   $     5,235     0.90%       -5.08%      0.52%
                                                    ---------                   -----------
                                                       28,836                   $   282,914
                                                    ---------                   -----------
   2000
     Top I.......................................       1,050     $ 10.356214   $    10,869     1.10%       -0.02%      0.45%
     Top Tradition...............................      19,912     $ 10.356214   $   206,216     1.10%       -0.02%      0.67%
     Top Plus....................................       1,283     $ 10.380054   $    13,317     0.90%        0.17%      0.55%
                                                    ---------                   -----------
                                                       22,245                   $   230,402
                                                    ---------                   -----------
   EQUITY INCOME SUBACCOUNT (NOTE 5)
   2002
     Top Tradition...............................      11,999     $  6.447392   $    77,361     1.10%      -21.74%      1.63%
     Top Plus....................................       4,254     $  6.487970   $    27,599     0.90%      -21.58%      1.60%
                                                    ---------                   -----------
                                                       16,253                   $   104,960
                                                    ---------                   -----------
   2001
     Top Tradition...............................       4,026     $  8.238360   $    33,166     1.10%      -12.79%      1.56%
     Top Plus....................................       1,690     $  8.273785   $    13,982     0.90%      -12.61%      1.67%
                                                    ---------                   -----------
                                                        5,716                   $    47,148
                                                    ---------                   -----------
   2000
     Top Tradition...............................       1,375     $  9.446303   $    12,993     1.10%      -13.44%      1.52%
     Top Plus....................................         438     $  9.468049   $     4,147     0.90%      -13.27%      0.33%
                                                    ---------                   -----------
                                                        1,813                   $    17,140
                                                    ---------                   -----------
   1999
     Top Tradition...............................         287     $ 10.913281   $     3,137     1.10%        9.13%      0.19%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   HIGH INCOME SUBACCOUNT
   2003
     Top I.............................         190     $ 12.171803   $     2,310     1.10%       21.45%      7.59%
     Top Tradition.....................      15,768     $ 12.171803   $   191,919     1.10%       21.45%      7.55%
     Top Plus..........................      12,579     $ 12.272560   $   154,382     0.90%       21.69%      7.70%
                                          ---------                   -----------
                                             28,537                   $   348,611
                                          ---------                   -----------
   2002
     Top I.............................         184     $ 10.021930   $     1,841     1.10%        2.81%      7.55%
     Top Tradition.....................      18,792     $ 10.021930   $   188,331     1.10%        2.81%     11.57%
     Top Plus..........................       9,715     $ 10.084932   $    97,981     0.90%        3.02%     10.96%
                                          ---------                   -----------
                                             28,691                   $   288,153
                                          ---------                   -----------
   2001
     Top Tradition.....................       4,375     $  9.747713   $    42,651     1.10%        3.14%     19.62%
     Top Plus..........................       5,544     $  9.789608   $    54,278     0.90%        3.34%     13.83%
                                          ---------                   -----------
                                              9,919                   $    96,929
                                          ---------                   -----------
   2000
     Top Tradition.....................         473     $  9.451224   $     4,475     1.10%       -8.11%     11.00%
     Top Plus..........................       1,598     $  9.472975   $    15,138     0.90%       -7.93%      6.74%
                                          ---------                   -----------
                                              2,071                   $    19,613
                                          ---------                   -----------
   1999
     Top Tradition.....................       1,233       10.285653   $    12,685     1.10%        2.86%      1.46%      11/1/99
   CAPITAL GROWTH SUBACCOUNT
   2003
     Top Tradition.....................      42,681     $  6.968653   $   297,431     1.10%       38.58%      0.00%
     Top Plus..........................      16,087     $  7.026460   $   113,036     0.90%       38.85%      0.00%
                                          ---------                   -----------
                                             58,768                   $   410,467
                                          ---------                   -----------
   2002
     Top Tradition.....................      53,604     $  5.028760   $   269,563     1.10%      -42.69%      0.00%
     Top Plus..........................      16,769     $  5.060464   $    84,859     0.90%      -42.58%      0.00%
                                          ---------                   -----------
                                             70,373                   $   354,422
                                          ---------                   -----------
   2001
     Top Tradition.....................      56,617     $  8.775196   $   496,824     1.10%      -15.54%      0.00%
     Top Plus..........................      17,041     $  8.812997   $   150,183     0.90%      -15.37%      0.00%
                                          ---------                   -----------
                                             73,658                   $   647,007
                                          ---------                   -----------
   2000
     Top Tradition.....................      82,911     $ 10.389701   $   861,418     1.10%      -26.81%      0.00%
     Top Plus..........................      21,462     $ 10.413649   $   223,499     0.90%      -26.67%      0.00%
                                          ---------                   -----------
                                            104,373                   $ 1,084,917
                                          ---------                   -----------
   1999
     Top Tradition.....................      10,147     $ 14.195676   $   144,045     1.10%       41.96%      0.00%      11/1/99
     Top Plus..........................       3,806     $ 14.200260   $    54,046     0.90%       42.00%      0.00%      11/1/99
                                          ---------                   -----------
                                             13,953                   $   198,091
                                          ---------                   -----------
   NASDAQ-100 INDEX SUBACCOUNT
   2003
     Top Tradition.....................      45,176     $  3.650175   $   164,901     1.10%       46.26%      0.00%
     Top Plus..........................      23,035     $  3.676860   $    84,695     0.90%       46.54%      0.00%
                                          ---------                   -----------
                                             68,211                   $   249,596
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   NASDAQ-100 INDEX SUBACCOUNT
     (CONTINUED)
   2002
     Top Tradition.....................      62,682     $  2.495758   $   156,439     1.10%      -38.02%      0.00%
     Top Plus..........................      23,289     $  2.509045   $    58,434     0.90%      -37.89%      0.00%
                                          ---------                   -----------
                                             85,971                   $   214,873
                                          ---------                   -----------
   2001
     Top Tradition.....................      40,975     $  4.026481   $   164,984     1.10%      -33.39%      0.00%
     Top Plus..........................      21,247     $  4.039873   $    85,834     0.90%      -33.26%      0.00%
                                          ---------                   -----------
                                             62,222                   $   250,818
                                          ---------                   -----------
   2000
     Top Tradition.....................      17,683     $  6.044900   $   106,892     1.10%      -39.55%      0.00%       5/1/00
     Top Plus..........................      19,362     $  6.052800   $   117,196     0.90%      -39.47%      0.00%       5/1/00
                                          ---------                   -----------
                                             37,045                   $   224,088
                                          ---------                   -----------
   BRISTOL SUBACCOUNT
   2003
     Top Tradition.....................         518     $ 10.274749   $     5,322     1.10%       31.02%      2.07%
     Top Plus..........................       7,068     $ 10.308725   $    72,860     0.90%       31.28%      0.64%
                                          ---------                   -----------
                                              7,586                   $    78,182
                                          ---------                   -----------
   2002
     Top Plus..........................       3,038     $  7.852697   $    23,857     0.90%      -21.47%      0.00%       5/1/02
   BRYTON GROWTH SUBACCOUNT
   2003
     Top Tradition.....................       1,867     $  9.161204   $    17,109     1.10%       34.14%      0.00%
     Top Plus..........................       6,688     $  9.191509   $    61,472     0.90%       34.40%      0.00%
                                          ---------                   -----------
                                              8,555                   $    78,581
                                          ---------                   -----------
   2002
     Top Tradition.....................       3,132     $  6.829705   $    21,394     1.10%       31.70%      0.00%       5/1/02
     Top Plus..........................       3,641     $  6.838775   $    24,899     0.90%       31.61%      0.00%       5/1/02
                                          ---------                   -----------
                                              6,773                   $    46,293
                                          ---------                   -----------
   DOW TARGET 10 PORTFOLIOS (NOTE 5):
   FIRST QUARTER SUBACCOUNT
   2003
     Top Tradition.....................       5,099     $ 10.689982   $    54,507     1.10%       23.88%      3.11%
   SECOND QUARTER SUBACCOUNT
   2003
     Top Tradition.....................       2,641     $ 12.518333   $    33,063     1.10%       26.97%      3.55%
   THIRD QUARTER SUBACCOUNT
   2003
     Top Tradition.....................         971     $ 12.391628   $    12,037     1.10%       23.11%      3.34%
   FOURTH QUARTER SUBACCOUNT
   2003
     Top Tradition.....................       4,165     $ 12.943122   $    53,905     1.10%       22.47%      2.90%
   NOVEMBER QUARTER SUBACCOUNT
     2002
     Top Tradition.....................       5,683     $  7.926971   $    45,050     1.10%      -13.99%      2.84%
   2001
     Top Tradition.....................       2,530     $  9.216288   $    23,316     1.10%       -2.42%      0.38%
   1999
     Top Tradition.....................           1     $ 10.093952   $        10     1.10%        0.94%      0.22%      11/1/99
     Top Plus..........................         720     $ 10.097239   $     7,275     0.90%        0.97%      0.32%      11/1/99
                                          ---------                   -----------
                                                721                   $     7,285
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS (NOTE 5):
   FIRST QUARTER SUBACCOUNT
   2003
     Top Tradition.....................       4,983     $ 10.945819   $    54,543     1.10%       18.25%      2.53%
   2002
     Top Tradition.....................           9     $  9.256458   $        84     1.10%      -13.55%      2.17%
   2001
     Top Tradition.....................         997     $ 10.707627   $    10,674     1.10%       -4.35%      1.89%
   2000
     Top Tradition.....................         997     $ 11.194408   $    11,159     1.10%       11.94%      3.13%       1/3/00
   FEBRUARY SUBACCOUNT
   2002
     Top Tradition.....................         125     $ 10.766311   $     1,340     1.10%       -8.49%      2.56%
   2001
     Top Tradition.....................         189     $ 11.765062   $     2,225     1.10%       -2.52%      2.16%
   2000
     Top Tradition.....................         107     $ 12.069679   $     1,289     1.10%       20.70%      2.24%       2/1/00
   MARCH SUBACCOUNT
   2002
     Top Tradition.....................         324     $ 11.504336   $     3,729     1.10%       -9.91%      4.35%
   2001
     Top Tradition.....................          10     $ 12.769902   $       125     1.10%       -5.63%      1.32%
   SECOND QUARTER SUBACCOUNT
   2003
     Top Tradition.....................       2,701     $ 11.908693   $    32,169     1.10%       21.91%      2.99%
   2002
     Top Tradition.....................          22     $  9.768484   $       217     1.10%      -10.51%      2.60%
   2001
     Top Tradition.....................         154     $ 10.916013   $     1,679     1.10%      -11.61%      1.95%
   2000
     Top Tradition.....................          27     $ 12.349621   $       337     1.10%       23.50%      1.95%       4/3/00
   MAY SUBACCOUNT
   2002
     Top Tradition.....................          12     $  9.747448   $       121     1.10%      -15.16%      2.85%
   2001
     Top Tradition.....................         110     $ 11.488541   $     1,263     1.10%      -10.25%      1.68%
   2000
     Top Tradition.....................         103     $ 12.799982   $     1,312     1.10%       28.00%      1.94%       5/1/00
   JUNE SUBACCOUNT
   2002
     Top Tradition.....................          13     $  9.228008   $       119     1.10%      -12.65%      2.95%
   2001
     Top Tradition.....................          13     $ 10.563869   $       136     1.10%       -9.40%      1.40%
   2000
     Top Tradition.....................           5     $ 11.660117   $        58     1.10%       16.60%      1.49%       6/1/00
   THIRD QUARTER SUBACCOUNT
   2003
     Top Tradition.....................          41     $ 11.046269   $       448     1.10%       13.64%      3.04%
   2002
     Top Tradition.....................          13     $  9.720700   $       126     1.10%      -11.76%      2.39%
   2001
     Top Tradition.....................          13     $ 11.016026   $       144     1.10%       -6.33%      1.64%
   2000
     Top Tradition.....................           5     $ 11.760223   $        59     1.10%       17.60%      1.12%       7/3/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS (NOTE 5):
   AUGUST SUBACCOUNT
   2002
     Top Tradition.....................          13     $ 11.617437   $       149     1.10%       -2.20%      1.18%
   2001
     Top Tradition.....................         205     $ 11.879245   $     2,436     1.10%        0.78%      1.92%
   2000
     Top Tradition.....................         103     $ 11.787825   $     1,211     1.10%       17.88%      0.81%       8/1/00
   SEPTEMBER SUBACCOUNT
   2002
     Top Tradition.....................          13     $ 10.028142   $       130     1.10%      -14.77%      2.24%
   2001
     Top Tradition.....................          13     $ 11.766432   $       154     1.10%        1.24%      1.06%
   2000
     Top Tradition.....................           5     $ 11.622611   $        56     1.10%       16.23%      0.80%       9/1/00
   FOURTH QUARTER SUBACCOUNT
   2003
     Top Tradition.....................       2,365     $ 13.976503   $    33,059     1.10%       18.25%      2.67%
     Top Plus..........................       3,761     $ 14.066554   $    52,900     0.90%       18.48%      2.68%
                                          ---------                   -----------
                                              6,126                   $    85,959
                                          ---------                   -----------
   2002
     Top Tradition.....................          13     $ 11.819898   $       156     1.10%       -6.92%      2.45%
   2001
     Top Tradition.....................          13     $ 12.698301   $       168     1.10%        2.08%      1.72%
   2000
     Top Tradition.....................           5     $ 12.440161   $        58     1.10%       24.40%      0.36%      10/2/00
   NOVEMBER SUBACCOUNT
   2002
     Top Tradition.....................       3,567     $  7.231070   $    25,791     1.10%      -16.30%      4.53%
     Top Plus..........................       5,710     $  7.276536   $    41,552     0.90%      -16.13%      4.14%
                                          ---------                   -----------
                                              9,277                   $    67,343
                                          ---------                   -----------
   2001
     Top Tradition.....................         433     $  8.638926   $     3,742     1.10%        1.15%      1.52%
     Top Plus..........................         727     $  8.676037   $     6,306     0.90%        1.35%      1.42%
                                          ---------                   -----------
                                              1,160                   $    10,048
                                          ---------                   -----------
   2000
     Top Tradition.....................         194     $  8.540946   $     1,657     1.10%      -14.25%      2.58%
     Top Plus..........................         727     $  8.560591   $     6,222     0.90%      -14.08%      2.57%
                                          ---------                   -----------
                                                921                   $     7,879
                                          ---------                   -----------
   1999
     Top Tradition.....................          70     $  9.960325   $       702     1.10%       -0.40%      0.42%      11/1/99
     Top Plus..........................         727     $  9.963566   $     7,241     0.90%       -0.36%      0.42%      11/1/99
                                          ---------                   -----------
                                                797                   $     7,943
                                          ---------                   -----------
   DECEMBER SUBACCOUNT
   2002
     Top Tradition.....................          14     $  8.918335   $       125     1.10%      -18.44%      2.34%
   2001
     Top Tradition.....................          14     $ 10.934492   $       154     1.10%        3.20%      0.91%
   2000
     Top Tradition.....................           5     $ 10.595121   $        53     1.10%        5.88%      0.63%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   JANUS ASPEN SERIES -- INSTITUTIONAL
     SHARES:
   GROWTH SUBACCOUNT
   2003
     Top I.............................       1,601     $  6.946735   $    11,121     1.10%       30.30%      0.10%
     Top Tradition.....................     110,989     $  6.946735   $   771,013     1.10%       30.30%      0.09%
     Top Plus..........................      57,339     $  7.004322   $   401,621     0.90%       30.56%      0.10%
                                          ---------                   -----------
                                            169,929                   $ 1,183,755
                                          ---------                   -----------
   2002
     Top I.............................       1,602     $  5.331366   $     8,538     1.10%      -27.31%      0.00%
     Top Tradition.....................     137,700     $  5.331366   $   734,130     1.10%      -27.31%      0.00%
     Top Plus..........................      59,325     $  5.364950   $   318,277     0.90%      -27.17%      0.00%
                                          ---------                   -----------
                                            198,627                   $ 1,060,945
                                          ---------                   -----------
   2001
     Top I.............................       1,602     $  7.334439   $    11,749     1.10%      -25.56%      0.07%
     Top Tradition.....................     175,696     $  7.334439   $ 1,288,629     1.10%      -25.56%      0.06%
     Top Plus..........................      92,363     $  7.366024   $   680,349     0.90%      -25.41%      0.06%
                                          ---------                   -----------
                                            269,661                   $ 1,980,727
                                          ---------                   -----------
   2000
     Top I.............................       1,602     $  9.852763   $    15,789     1.10%      -15.48%      2.14%
     Top Tradition.....................     215,149     $  9.852763   $ 2,119,812     1.10%      -15.48%      2.57%
     Top Plus..........................     128,603     $  9.875450   $ 1,270,013     0.90%      -15.31%      2.61%
                                          ---------                   -----------
                                            345,354                   $ 3,405,614
                                          ---------                   -----------
   1999
     Top Tradition.....................      70,201     $ 11.657335   $   818,361     1.10%       16.57%      0.15%      11/1/99
     Top Plus..........................      27,443     $ 11.661117   $   320,013     0.90%       16.61%      0.11%      11/1/99
                                          ---------                   -----------
                                             97,644                   $ 1,138,374
                                          ---------                   -----------
   WORLDWIDE GROWTH SUBACCOUNT
   2003
     Top I.............................       2,103     $  7.648142   $    16,082     1.10%       22.64%      1.12%
     Top Tradition.....................      85,316     $  7.648142   $   652,511     1.10%       22.64%      1.05%
     Top Plus..........................      52,538     $  7.711505   $   405,147     0.90%       22.89%      1.10%
                                          ---------                   -----------
                                            139,957                   $ 1,073,740
                                          ---------                   -----------
   2002
     Top I.............................       2,104     $  6.236113   $    13,120     1.10%      -26.31%      0.87%
     Top Tradition.....................     124,092     $  6.236113   $   773,850     1.10%      -26.31%      0.86%
     Top Plus..........................      68,354     $  6.275358   $   428,949     0.90%      -26.17%      0.82%
                                          ---------                   -----------
                                            194,550                   $ 1,215,919
                                          ---------                   -----------
   2001
     Top I.............................       2,674     $  8.463030   $    22,629     1.10%      -23.29%      0.41%
     Top Tradition.....................     153,709     $  8.463030   $ 1,300,841     1.10%      -23.29%      0.46%
     Top Plus..........................      89,086     $  8.499423   $   757,183     0.90%      -23.13%      0.46%
                                          ---------                   -----------
                                            245,469                   $ 2,080,653
                                          ---------                   -----------
   2000
     Top I.............................       6,449     $ 11.031902   $    71,147     1.10%      -16.59%      2.69%
     Top Tradition.....................     185,163     $ 11.031902   $ 2,042,705     1.10%      -16.59%      2.16%
     Top Plus..........................     115,518     $ 11.057279   $ 1,277,319     0.90%      -16.42%      2.21%
                                          ---------                   -----------
                                            307,130                   $ 3,391,171
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   WORLDWIDE GROWTH SUBACCOUNT
     (CONTINUED)
   1999
     Top Tradition.....................      30,873     $ 13.225533   $   408,318     1.10%       32.26%      0.00%      11/1/99
     Top Plus..........................      28,058     $ 13.229802   $   371,201     0.90%       32.30%      0.00%      11/1/99
                                          ---------                   -----------
                                             58,931                   $   779,519
                                          ---------                   -----------
   BALANCED SUBACCOUNT
   2003
     Top I.............................       7,848     $ 10.490828   $    82,333     1.10%       12.81%      2.24%
     Top Tradition.....................     107,943     $ 10.490828   $ 1,132,407     1.10%       12.81%      2.23%
     Top Plus..........................      51,703     $ 10.577712   $   546,902     0.90%       13.03%      2.05%
                                          ---------                   -----------
                                            167,494                   $ 1,761,642
                                          ---------                   -----------
   2002
     Top I.............................       7,846     $  9.299613   $    72,964     1.10%       -7.46%      2.42%
     Top Tradition.....................     108,572     $  9.299613   $ 1,009,673     1.10%       -7.46%      2.35%
     Top Plus..........................      69,027     $  9.358103   $   645,967     0.90%       -7.28%      2.31%
                                          ---------                   -----------
                                            185,445                   $ 1,728,604
                                          ---------                   -----------
   2001
     Top I.............................       7,959     $ 10.049646   $    79,989     1.10%       -5.71%      2.62%
     Top Tradition.....................     118,926     $ 10.049646   $ 1,195,169     1.10%       -5.71%      2.56%
     Top Plus..........................      87,320     $ 10.092837   $   881,309     0.90%       -5.52%      2.75%
                                          ---------                   -----------
                                            214,205                   $ 2,156,467
                                          ---------                   -----------
   2000
     Top I.............................       7,965     $ 10.657989   $    84,885     1.10%       -3.33%      5.52%
     Top Tradition.....................     134,438     $ 10.657989   $ 1,432,841     1.10%       -3.33%      6.11%
     Top Plus..........................      63,980     $ 10.682514   $   683,464     0.90%       -3.14%      6.44%
                                          ---------                   -----------
                                            206,383                   $ 2,201,190
                                          ---------                   -----------
   1999
     Top Tradition.....................      47,022     $ 11.025619   $   518,446     1.10%       10.26%      1.77%      11/1/99
     Top Plus..........................       4,391     $ 11.029199   $    48,426     0.90%       10.29%      1.43%      11/1/99
                                          ---------                   -----------
                                             51,413                   $   566,872
                                          ---------                   -----------
   STRONG VARIABLE ANNUITY FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
   2003
     Top I.............................       1,110     $ 10.992008   $    12,205     1.10%       35.52%      0.15%
     Top Tradition.....................      16,336     $ 10.992008   $   179,563     1.10%       35.52%      0.08%
     Top Plus..........................      15,722     $ 11.083042   $   174,249     0.90%       35.79%      0.09%
                                          ---------                   -----------
                                             33,168                   $   366,017
                                          ---------                   -----------
   2002
     Top I.............................         336     $  8.111148   $     2,728     1.10%      -27.62%      0.40%
     Top Tradition.....................      17,403     $  8.111148   $   141,159     1.10%      -27.62%      0.46%
     Top Plus..........................      12,444     $  8.162179   $   101,570     0.90%      -27.47%      0.41%
                                          ---------                   -----------
                                             30,183                   $   245,457
                                          ---------                   -----------
   2001
     Top I.............................         337     $ 11.205725   $     3,772     1.10%       -4.76%      0.36%
     Top Tradition.....................      13,317     $ 11.205725   $   149,231     1.10%       -4.76%      0.36%
     Top Plus..........................      12,170     $ 11.253894   $   136,955     0.90%       -4.57%      0.46%
                                          ---------                   -----------
                                             25,824                   $   289,958
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   OPPORTUNITY II SUBACCOUNT
     (CONTINUED)
   2000
     Top I.............................         337     $ 11.765451   $     3,963     1.10%        5.44%      0.23%
     Top Tradition.....................       7,605     $ 11.765451   $    89,472     1.10%        5.44%      0.33%
     Top Plus..........................       8,911     $ 11.792516   $   105,083     0.90%        5.65%      0.36%
                                          ---------                   -----------
                                             16,853                   $   198,518
                                          ---------                   -----------
   1999
     Top Tradition.....................         493     $ 11.158443   $     5,502     1.10%       11.58%      0.00%      11/1/99
   MULTI CAP VALUE II SUBACCOUNT
   2003
     Top Tradition.....................       4,434     $ 11.752588   $    52,114     1.10%       36.89%      0.12%
     Top Plus..........................      14,471     $ 11.849948   $   171,480     0.90%       37.16%      0.11%
                                          ---------                   -----------
                                             18,905                   $   223,594
                                          ---------                   -----------
   2002
     Top Tradition.....................       3,816     $  8.585353   $    32,766     1.10%      -24.00%      0.40%
     Top Plus..........................      14,619     $  8.639387   $   126,297     0.90%      -23.85%      0.36%
                                          ---------                   -----------
                                             18,435                   $   159,063
                                          ---------                   -----------
   2001
     Top Tradition.....................       5,895     $ 11.296049   $    66,595     1.10%        2.98%      0.00%
     Top Plus..........................      19,922     $ 11.344630   $   226,004     0.90%        3.19%      0.01%
                                          ---------                   -----------
                                             25,817                   $   292,599
                                          ---------                   -----------
   2000
     Top Tradition.....................      14,971     $ 10.968728   $   164,209     1.10%        6.65%      0.54%
     Top Plus..........................       3,506     $ 10.993977   $    38,540     0.90%        6.86%      0.45%
                                          ---------                   -----------
                                             18,477                   $   202,749
                                          ---------                   -----------
   1999
     Top Tradition.....................         559     $ 10.284400   $     5,744     1.10%        2.84%      0.00%      11/1/99
   MID CAP GROWTH II SUBACCOUNT
   2003
     Top Tradition.....................      34,323     $  6.109458   $   209,691     1.10%       32.75%      0.00%
     Top Plus..........................      29,723     $  6.160144   $   183,100     0.90%       33.02%      0.00%
                                          ---------                   -----------
                                             64,046                   $   392,791
                                          ---------                   -----------
   2002
     Top Tradition.....................      56,003     $  4.602057   $   257,729     1.10%      -38.23%      0.00%
     Top Plus..........................      25,386     $  4.631070   $   117,563     0.90%      -38.10%      0.00%
                                          ---------                   -----------
                                             81,389                   $   375,292
                                          ---------                   -----------
   2001
     Top Tradition.....................      75,993     $  7.449973   $   566,148     1.10%      -31.53%      0.00%
     Top Plus..........................      43,264     $  7.482075   $   323,706     0.90%      -31.39%      0.00%
                                          ---------                   -----------
                                            119,257                   $   889,854
                                          ---------                   -----------
   2000
     Top Tradition.....................      72,369     $ 10.880657   $   787,424     1.10%      -15.76%      0.00%
     Top Plus..........................      44,498     $ 10.905725   $   485,282     0.90%      -15.60%      0.00%
                                          ---------                   -----------
                                            116,867                   $ 1,272,706
                                          ---------                   -----------
   1999
     Top Tradition.....................       6,551     $ 12.916791   $    84,618     1.10%       29.17%      0.00%      11/1/99
     Top Plus..........................       2,140     $ 12.920972   $    27,653     0.90%       29.21%      0.00%      11/1/99
                                          ---------                   -----------
                                              8,691                   $   112,271
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL
     FUNDS:
   US REAL ESTATE SUBACCOUNT
   2003
     Top Tradition.....................       9,846     $ 18.813690   $   185,232     1.10%       36.02%      0.00%
     Top Plus..........................       2,935     $ 18.969437   $    55,681     0.90%       36.29%      0.00%
                                          ---------                   -----------
                                             12,781                   $   240,913
                                          ---------                   -----------
   2002
     Top Tradition.....................       6,240     $ 13.831866   $    86,313     1.10%       -1.87%      3.05%
     Top Plus..........................       1,236     $ 13.918838   $    17,199     0.90%       -1.67%      1.02%
                                          ---------                   -----------
                                              7,476                   $   103,512
                                          ---------                   -----------
   2001
     Top Tradition.....................       7,767     $ 14.094975   $   109,472     1.10%        8.64%      3.06%
     Top Plus..........................       3,205     $ 14.155556   $    45,366     0.90%        8.86%      4.05%
                                          ---------                   -----------
                                             10,972                   $   154,838
                                          ---------                   -----------
   2000
     Top Tradition.....................      16,383     $ 12.974045   $   212,555     1.10%       27.87%      2.40%
     Top Plus..........................       1,969     $ 13.003900   $    25,606     0.90%       28.12%      0.83%
                                          ---------                   -----------
                                             18,352                   $   238,161
                                          ---------                   -----------
   1999
     Top Tradition.....................       5,754     $ 10.146637   $    58,379     1.10%        1.47%      1.90%      11/1/99
   GOLDMAN SACHS VARIABLE INSURANCE
     TRUST:
   GROWTH & INCOME SUBACCOUNT
   2003
     Top Tradition.....................      19,703     $  9.577460   $   188,706     1.10%       23.01%      1.50%
     Top Plus..........................       4,255     $  9.656808   $    41,089     0.90%       23.25%      1.51%
                                          ---------                   -----------
                                             23,958                   $   229,795
                                          ---------                   -----------
   2002
     Top Tradition.....................      11,484     $  7.786048   $    89,410     1.10%      -12.30%      1.63%
     Top Plus..........................       1,629     $  7.835039   $    12,766     0.90%      -12.13%      1.38%
                                          ---------                   -----------
                                             13,113                   $   102,176
                                          ---------                   -----------
   2001
     Top Tradition.....................       9,172     $  8.878447   $    81,437     1.10%      -10.33%      0.50%
     Top Plus..........................       1,902     $  8.916630   $    16,959     0.90%      -10.15%      0.49%
                                          ---------                   -----------
                                             11,074                   $    98,396
                                          ---------                   -----------
   2000
     Top Tradition.....................       7,957     $  9.901207   $    78,784     1.10%       -5.72%      0.61%
     Top Plus..........................       1,195     $  9.923988   $    11,864     0.90%       -5.54%      0.59%
                                          ---------                   -----------
                                              9,152                   $    90,648
                                          ---------                   -----------
   1999
     Top Tradition.....................       1,685     $ 10.502077   $    17,691     1.10%        5.02%      1.14%      11/1/99
     Top Plus..........................         437     $ 10.505494   $     4,589     0.90%        5.05%      0.00%      11/1/99
                                          ---------                   -----------
                                              2,122                   $    22,280
                                          ---------                   -----------
   CORE US EQUITY SUBACCOUNT
   2003
     Top Tradition.....................       6,668     $  8.416223   $    56,118     1.10%       28.07%      0.93%
     Top Plus..........................       7,005     $  8.485938   $    59,442     0.90%       28.32%      1.05%
                                          ---------                   -----------
                                             13,673                   $   115,560
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   CORE US EQUITY SUBACCOUNT
     (CONTINUED)
   2002
     Top Tradition.....................       8,119     $  6.571707   $    53,357     1.10%      -22.75%      0.63%
     Top Plus..........................       3,330     $  6.613061   $    22,023     0.90%      -22.59%      0.58%
                                          ---------                   -----------
                                             11,449                   $    75,380
                                          ---------                   -----------
   2001
     Top Tradition.....................       5,966     $  8.506573   $    50,754     1.10%      -12.91%      0.35%
     Top Plus..........................       3,278     $  8.543146   $    28,002     0.90%      -12.73%      0.44%
                                          ---------                   -----------
                                              9,244                   $    78,756
                                          ---------                   -----------
   2000
     Top I.............................       2,215     $  9.767104   $    21,637     1.10%      -10.60%      0.58%
     Top Tradition.....................       7,309     $  9.767104   $    71,389     1.10%      -10.60%      0.64%
     Top Plus..........................       3,025     $  9.789574   $    29,613     0.90%      -10.42%      0.65%
                                          ---------                   -----------
                                             12,549                   $   122,639
                                          ---------                   -----------
   1999
     Top I.............................       2,216     $ 10.924941   $    24,206     1.10%        9.25%      0.00%      11/1/99
     Top Tradition.....................       6,222     $ 10.924941   $    67,978     1.10%        9.28%      0.00%      11/1/99
                                          ---------                   -----------
                                              8,438                   $    92,184
                                          ---------                   -----------
   CAPITAL GROWTH SUBACCOUNT
   2003
     Top Tradition.....................       2,899     $  7.885625   $    22,862     1.10%       22.39%      0.25%
     Top Plus..........................       1,192     $  7.950961   $     9,474     0.90%       22.63%      0.32%
                                          ---------                   -----------
                                              4,091                   $    32,336
                                          ---------                   -----------
   2002
     Top Tradition.....................       3,571     $  6.442916   $    23,008     1.10%      -25.16%      0.15%
     Top Plus..........................         568     $  6.483475   $     3,684     0.90%      -25.01%      0.13%
                                          ---------                   -----------
                                              4,139                   $    26,692
                                          ---------                   -----------
   2001
     Top Tradition.....................       4,081     $  8.608436   $    35,127     1.10%      -15.40%      0.15%
     Top Plus..........................         632     $  8.645455   $     5,461     0.90%      -15.23%      0.16%
                                          ---------                   -----------
                                              4,713                   $    40,588
                                          ---------                   -----------
   2000
     Top Tradition.....................       4,319     $ 10.175293   $    43,952     1.10%       -8.97%      0.13%
     Top Plus..........................         632     $ 10.198702   $     6,442     0.90%       -8.79%      0.12%
                                          ---------                   -----------
                                              4,951                   $    50,394
                                          ---------                   -----------
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKET SUBACCOUNT
   2003
     Top Tradition.....................      12,694     $ 12.317740   $   156,360     1.10%       51.28%      0.06%
     Top Plus..........................      10,753     $ 12.419811   $   133,546     0.90%       51.58%      0.05%
                                          ---------                   -----------
                                             23,447                   $   289,906
                                          ---------                   -----------
   2002
     Top Tradition.....................      12,594     $  8.142509   $   102,545     1.10%       -2.57%      0.51%
     Top Plus..........................       3,752     $  8.193782   $    30,742     0.90%       -2.38%      0.65%
                                          ---------                   -----------
                                             16,346                   $   133,287
                                          ---------                   -----------
   2001
     Top Tradition.....................       6,276     $  8.357476   $    52,449     1.10%       -6.11%      0.33%
     Top Plus..........................       1,418     $  8.393462   $    11,903     0.90%       -5.93%      0.45%
                                          ---------                   -----------
                                              7,694                   $    64,352
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   EMERGING MARKET SUBACCOUNT
     (CONTINUED)
   2000
     Top Tradition.....................       3,737     $  8.901738   $    33,270     1.10%      -28.86%      0.22%
     Top Plus..........................       1,575     $  8.922265   $    14,056     0.90%      -28.71%      0.30%
                                          ---------                   -----------
                                              5,312                   $    47,326
                                          ---------                   -----------
   1999
     Top Tradition.....................         186     $ 12.512192   $     2,329     1.10%       25.12%      0.18%      11/1/99
     Top Plus..........................         157     $ 12.516246   $     1,970     0.90%       25.16%      0.18%      11/1/99
                                          ---------                   -----------
                                                343                   $     4,299
                                          ---------                   -----------
   SMALL CAP SUBACCOUNT
   2003
     Top I.............................         177     $ 16.362380   $     2,893     1.10%       35.73%      0.00%
     Top Tradition.....................      33,976     $ 16.362380   $   555,925     1.10%       35.73%      0.00%
     Top Plus..........................      16,318     $ 16.497870   $   269,219     0.90%       36.00%      0.00%
                                          ---------                   -----------
                                             50,471                   $   828,037
                                          ---------                   -----------
   2002
     Top I.............................         178     $ 12.055137   $     2,141     1.10%      -18.57%      0.00%
     Top Tradition.....................      47,501     $ 12.055137   $   572,632     1.10%      -18.57%      0.00%
     Top Plus..........................      18,820     $ 12.130971   $   228,304     0.90%      -18.41%      0.00%
                                          ---------                   -----------
                                             66,499                   $   803,077
                                          ---------                   -----------
   2001
     Top Tradition.....................      34,423     $ 14.804778   $   509,627     1.10%       17.33%      0.10%
     Top Plus..........................      15,301     $ 14.868406   $   227,508     0.90%       17.57%      0.11%
                                          ---------                   -----------
                                             49,724                   $   737,135
                                          ---------                   -----------
   2000
     Top Tradition.....................      11,265     $ 12.617728   $   142,140     1.10%       19.74%      0.34%
     Top Plus..........................       2,010     $ 12.646744   $    25,421     0.90%       19.97%      0.27%
                                          ---------                   -----------
                                             13,275                   $   167,561
                                          ---------                   -----------
   1999
     Top Tradition.....................         698     $ 10.538021   $     7,358     1.10%        5.38%      0.00%      11/1/99
   PBHG INSURANCE SERIES FUND, INC.:
   TECHNOLOGY & COMMUNICATIONS
     SUBACCOUNT
   2003
     Top Tradition.....................      12,966     $  1.648743   $    21,377     1.10%       43.75%      0.00%
     Top Plus..........................      21,248     $  1.660811   $    35,289     0.90%       44.04%      0.00%
                                          ---------                   -----------
                                             34,214                   $    56,666
                                          ---------                   -----------
   2002
     Top Tradition.....................     196,838     $  1.146913   $   225,755     1.10%      -54.49%      0.00%
     Top Plus..........................      22,953     $  1.153023   $    26,466     0.90%      -54.40%      0.00%
                                          ---------                   -----------
                                            219,791                   $   252,221
                                          ---------                   -----------
   2001
     Top Tradition.....................      42,435     $  2.520168   $   106,942     1.10%      -52.84%      0.00%
     Top Plus..........................      30,905     $  2.528557   $    78,145     0.90%      -52.75%      0.00%
                                          ---------                   -----------
                                             73,340                   $   185,087
                                          ---------                   -----------
   2000
     Top Tradition.....................      60,363     $  5.343997   $   322,580     1.10%      -46.56%      0.00%       5/1/00
     Top Plus..........................      26,798     $  5.351043   $   143,399     0.90%      -46.49%      0.00%       5/1/00
                                          ---------                   -----------
                                             87,161                   $   465,979
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND SERVICE CL 2:
   VIP MID-CAP SUBACCOUNT
   2003
     Top Tradition.....................      79,182     $ 12.970347   $ 1,027,017     1.10%       36.75%      0.28%
     Top Plus..........................      23,165     $ 13.064822   $   302,650     0.90%       37.02%      0.28%
                                          ---------                   -----------
                                            102,347                   $ 1,329,667
                                          ---------                   -----------
   2002
     Top Tradition.....................      81,151     $  9.484819   $   769,701     1.10%      -11.00%      0.62%
     Top Plus..........................      27,653     $  9.535043   $   263,679     0.90%      -10.83%      0.69%
                                          ---------                   -----------
                                            108,804                   $ 1,033,380
                                          ---------                   -----------
   2001
     Top Tradition.....................      52,867     $ 10.657617   $   563,440     1.10%       -4.57%      0.00%
     Top Plus..........................      16,420     $ 10.692863   $   175,575     0.90%       -4.38%      0.00%
                                          ---------                   -----------
                                             69,287                   $   739,015
                                          ---------                   -----------
   2000
     Top Tradition.....................      21,875     $ 11.168117   $   244,305     1.10%       11.68%      0.61%       5/1/00
     Top Plus..........................       5,968     $ 11.182762   $    66,741     0.90%       11.83%      0.46%       5/1/00
                                          ---------                   -----------
                                             27,843                   $   311,046
                                          ---------                   -----------
   VIP CONTRAFUND SUBACCOUNT
   2003
     Top Tradition.....................      39,984     $  9.072746   $   362,766     1.10%       26.80%      0.26%
     Top Plus..........................      28,637     $  9.138874   $   261,711     0.90%       27.05%      0.22%
                                          ---------                   -----------
                                             68,621                   $   624,477
                                          ---------                   -----------
   2002
     Top Tradition.....................      32,449     $  7.155031   $   232,175     1.10%      -10.59%      0.39%
     Top Plus..........................      15,656     $  7.192959   $   112,610     0.90%      -10.41%      0.17%
                                          ---------                   -----------
                                             48,105                   $   344,785
                                          ---------                   -----------
   2001
     Top Tradition.....................      11,459     $  8.002343   $    91,698     1.10%      -13.43%      0.67%
     Top Plus..........................       1,149     $  8.028835   $     9,225     0.90%      -13.25%      0.27%
                                          ---------                   -----------
                                             12,608                   $   100,923
                                          ---------                   -----------
   2000
     Top Tradition.....................       8,703     $  9.243470   $    80,450     1.10%       -7.57%      0.00%       5/1/00
     Top Plus..........................         146     $  9.255605   $     1,351     0.90%       -7.44%      0.00%       5/1/00
                                          ---------                   -----------
                                              8,849                   $    81,801
                                          ---------                   -----------
   VIP GROWTH SUBACCOUNT
   2003
     Top I.............................       1,228     $  6.219608   $     7,637     1.10%       31.10%      0.05%
     Top Tradition.....................      18,545     $  6.219608   $   115,341     1.10%       31.10%      0.19%
     Top Plus..........................      30,682     $  6.264948   $   192,223     0.90%       31.36%      0.08%
                                          ---------                   -----------
                                             50,455                   $   315,201
                                          ---------                   -----------
   2002
     Top I.............................         304     $  4.744149   $     1,441     1.10%      -31.06%      0.00%
     Top Tradition.....................      50,852     $  4.744149   $   241,252     1.10%      -31.06%      0.14%
     Top Plus..........................      15,658     $  4.769312   $    74,676     0.90%      -30.92%      0.12%
                                          ---------                   -----------
                                             66,814                   $   317,369
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   VIP GROWTH SUBACCOUNT (CONTINUED)
   2001
     Top Tradition.....................      44,546     $  6.881110   $   306,524     1.10%      -18.77%      0.06%
     Top Plus..........................      10,268     $  6.903910   $    70,886     0.90%      -18.60%      0.06%
                                          ---------                   -----------
                                             54,814                   $   377,410
                                          ---------                   -----------
   2000
     Top Tradition.....................      23,135     $  8.470720   $   195,973     1.10%      -15.29%      0.00%       5/1/00
     Top Plus..........................       5,604     $  8.481848   $    47,533     0.90%      -15.18%      0.00%       5/1/00
                                          ---------                   -----------
                                             28,739                   $   243,506
                                          ---------                   -----------
   VIP EQUITY INCOME SUBACCOUNT
   2003
     Top Plus..........................         839     $ 11.158744   $     9,364     1.10%       11.59%      0.00%      10/1/03
   JANUS ASPEN SERIES -- SERVICE
     SHARES:
   GROWTH SUBACCOUNT
   2003
     Top Tradition.....................      13,641     $  5.666017   $    77,290     1.10%       30.06%      0.00%
     Top Plus..........................      11,738     $  5.707363   $    66,996     0.90%       30.32%      0.00%
                                          ---------                   -----------
                                             25,379                   $   144,286
                                          ---------                   -----------
   2002
     Top Tradition.....................      33,865     $  4.356366   $   147,527     1.10%      -27.52%      0.00%
     Top Plus..........................      15,087     $  4.379486   $    66,075     0.90%      -27.38%      0.00%
                                          ---------                   -----------
                                             48,952                   $   213,602
                                          ---------                   -----------
   2001
     Top Tradition.....................      43,180     $  6.010424   $   259,531     1.10%      -25.72%      0.00%
     Top Plus..........................      17,149     $  6.030349   $   103,418     0.90%      -25.57%      0.00%
                                          ---------                   -----------
                                             60,329                   $   362,949
                                          ---------                   -----------
   2000
     Top Tradition.....................      24,536     $  8.091770   $   198,541     1.10%      -19.08%      0.65%       5/1/00
     Top Plus..........................      11,968     $  8.102399   $    96,968     0.90%      -18.98%      1.81%       5/1/00
                                          ---------                   -----------
                                             36,504                   $   295,509
                                          ---------                   -----------
   WORLDWIDE GROWTH SUBACCOUNT
   2003
     Top Tradition.....................      16,742     $  5.502103   $    92,114     1.10%       22.34%      0.86%
     Top Plus..........................      10,461     $  5.542235   $    57,977     0.90%       22.58%      0.85%
                                          ---------                   -----------
                                             27,203                   $   150,091
                                          ---------                   -----------
   2002
     Top Tradition.....................      19,577     $  4.497548   $    88,050     1.10%      -26.52%      0.61%
     Top Plus..........................      12,865     $  4.521400   $    58,167     0.90%      -26.37%      0.58%
                                          ---------                   -----------
                                             32,442                   $   146,217
                                          ---------                   -----------
   2001
     Top Tradition.....................      18,962     $  6.120494   $   116,057     1.10%      -23.46%      0.27%
     Top Plus..........................      13,618     $  6.140770   $    83,625     0.90%      -23.31%      0.25%
                                          ---------                   -----------
                                             32,580                   $   199,682
                                          ---------                   -----------
   2000
     Top Tradition.....................      16,460     $  7.996944   $   131,629     1.10%      -20.03%      1.14%       5/1/00
     Top Plus..........................      13,512     $  8.007454   $   108,196     0.90%      -19.93%      0.85%       5/1/00
                                          ---------                   -----------
                                             29,972                   $   239,825
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   BALANCED SUBACCOUNT
   2003
     Top Tradition.....................      33,700     $  9.511581   $   320,537     1.10%       12.49%      1.91%
     Top Plus..........................      22,045     $  9.580905   $   211,214     0.90%       12.71%      1.77%
                                          ---------                   -----------
                                             55,745                   $   531,751
                                          ---------                   -----------
   2002
     Top Tradition.....................      29,285     $  8.455853   $   247,627     1.10%       -7.69%      2.05%
     Top Plus..........................      25,273     $  8.500668   $   214,835     0.90%       -7.51%      2.21%
                                          ---------                   -----------
                                             54,558                   $   462,462
                                          ---------                   -----------
   2001
     Top Tradition.....................      25,268     $  9.160280   $   231,458     1.10%       -5.95%      2.19%
     Top Plus..........................      18,067     $  9.190598   $   166,045     0.90%       -5.76%      1.85%
                                          ---------                   -----------
                                             43,335                   $   397,503
                                          ---------                   -----------
   2000
     Top Tradition.....................       4,258     $  9.739381   $    41,468     1.10%       -2.61%      2.57%       5/1/00
     Top Plus..........................      10,722     $  9.752162   $   104,561     0.90%       -2.48%      3.09%       5/1/00
                                          ---------                   -----------
                                             14,980                   $   146,029
                                          ---------                   -----------
   INTERNATIONAL GROWTH SUBACCOUNT
   2003
     Top Tradition.....................         633     $ 13.592795   $     8,601     1.10%       35.93%      0.00%       5/1/03
   MFS VARIABLE INSURANCE
     TRUST -- SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
   2003
     Top Tradition.....................       1,091     $ 10.285838   $    11,225     1.10%       31.98%      0.00%
     Top Plus..........................       1,092     $ 10.329989   $    11,282     0.90%       32.24%      0.00%
                                          ---------                   -----------
                                              2,183                   $    22,507
                                          ---------                   -----------
   2002
     Top Tradition.....................         236     $  7.793469   $     1,839     1.10%      -32.54%      0.00%
     Top Plus..........................       1,092     $  7.811473   $     8,531     0.90%      -32.41%      0.00%
                                          ---------                   -----------
                                              1,328                   $    10,370
                                          ---------                   -----------
   2001
     Top Plus..........................         445     $ 11.557175   $     5,149     0.90%       15.57%      0.00%      11/1/01
   INVESTORS GROWTH STOCK SUBACCOUNT
   2003
     Top Tradition.....................         339     $  9.288989   $     3,150     1.10%       21.27%      0.00%
   2002
     Top Tradition.....................         301     $  7.659680   $     2,303     1.10%      -28.50%      0.00%
   MID CAP GROWTH SUBACCOUNT
   2003
     Top Tradition.....................         166     $  8.394263   $     1,397     1.10%       35.12%      0.00%
     Top Plus..........................       2,142     $  8.430327   $    18,056     0.90%       35.39%      0.00%
                                          ---------                   -----------
                                              2,308                   $    19,453
                                          ---------                   -----------
   2002
     Top Tradition.....................          99     $  6.212309   $       614     1.10%      -44.05%      0.00%
     Top Plus..........................       1,107     $  6.226681   $     6,895     0.90%      -43.94%      0.00%
                                          ---------                   -----------
                                              1,206                   $     7,509
                                          ---------                   -----------
   2001
     Top Tradition.....................       1,195     $ 11.103671   $    13,274     1.10%       11.04%      0.00%      11/1/01
     Top Plus..........................         453     $ 11.107272   $     5,028     0.90%       11.07%      0.00%      11/1/01
                                          ---------                   -----------
                                              1,648                   $    18,302
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   TOTAL RETURN SUBACCOUNT
   2003
     Top Tradition.....................      34,123     $ 11.020053   $   376,042     1.10%       14.74%      1.58%
     Top Plus..........................      39,031     $ 11.067354   $   431,964     0.90%       14.97%      1.65%
                                          ---------                   -----------
                                             73,154                   $   808,006
                                          ---------                   -----------
   2002
     Top Tradition.....................      23,163     $  9.604094   $   222,460     1.10%       -6.38%      2.06%
     Top Plus..........................      24,814     $  9.626258   $   238,867     0.90%       -6.20%      0.66%
                                          ---------                   -----------
                                             47,977                   $   461,327
                                          ---------                   -----------
   2001
     Top Tradition.....................         349     $ 10.258711   $     3,583     1.10%        2.59%      0.00%      11/1/01
     Top Plus..........................       2,045     $ 10.262047   $    20,989     0.90%        2.62%      0.00%      11/1/01
                                          ---------                   -----------
                                              2,394                   $    24,572
                                          ---------                   -----------
   JP MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
   2003
     Top Tradition.....................       5,574     $ 11.656374   $    64,977     1.10%       34.50%      0.00%
     Top Plus..........................       1,814     $ 11.706405   $    21,235     0.90%       34.77%      0.00%
                                          ---------                   -----------
                                              7,388                   $    86,212
                                          ---------                   -----------
   2002
     Top Plus..........................       1,016     $  8.686498   $     8,827     0.90%      -22.35%      0.00%
   MID CAP VALUE SUBACCOUNT
   2003
     Top Tradition.....................       6,134     $ 14.014070   $    85,966     1.10%       28.22%      0.36%
     Top Plus..........................       5,102     $ 14.074209   $    71,805     0.90%       28.47%      0.25%
                                          ---------                   -----------
                                             11,236                   $   157,771
                                          ---------                   -----------
   2002
     Top Tradition.....................       5,834     $ 10.929952   $    63,770     1.10%       -0.28%      0.01%
     Top Plus..........................       2,486     $ 10.955173   $    27,234     0.90%       -0.08%      0.03%
                                          ---------                   -----------
                                              8,320                   $    91,004
                                          ---------                   -----------
   PIMCO VARIABLE INSURANCE TRUST:
   REAL RETURN SUBACCOUNT
   2003
     Top Tradition.....................     104,730     $ 11.493370   $ 1,203,698     1.10%        7.67%      1.08%
     Top Plus..........................      20,046     $ 11.525641   $   231,050     0.90%        7.88%      2.69%
                                          ---------                   -----------
                                            124,776                   $ 1,434,748
                                          ---------                   -----------
   2002
     Top Tradition.....................       6,178     $ 10.674607   $    65,949     1.10%        6.75%      1.34%       8/1/02
     Top Plus..........................       5,849     $ 10.683401   $    62,484     0.90%        6.83%      0.84%       8/1/02
                                          ---------                   -----------
                                             12,027                   $   128,433
                                          ---------                   -----------
   TOTAL RETURN SUBACCOUNT
   2003
     Top Tradition.....................      99,308     $ 10.838704   $ 1,076,370     1.10%        3.90%      2.56%
     Top Plus..........................       3,344     $ 10.869124   $    36,346     0.90%        4.11%      2.77%
                                          ---------                   -----------
                                            102,652                   $ 1,112,716
                                          ---------                   -----------
   2002
     Top Tradition.....................       3,759     $ 10.431677   $    39,212     1.10%        4.32%      1.26%       8/1/02
     Top Plus..........................         846     $ 10.440268   $     8,836     0.90%        4.40%      1.00%       8/1/02
                                          ---------                   -----------
                                              4,605                   $    48,048
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT          VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   GLOBAL BOND SUBACCOUNT
   2003
     Top Tradition.....................         992     $ 12.102667   $    12,003     1.10%       13.19%      2.12%
     Top Plus..........................       2,802     $ 12.136628   $    34,006     0.90%       13.42%      2.02%
                                          ---------                   -----------
                                              3,794                   $    46,009
                                          ---------                   -----------
   2002
     Top Tradition.....................         213     $ 10.691996   $     2,277     1.10%        6.92%      0.36%       8/1/02
     Top Plus..........................         851     $ 10.700805   $     9,111     0.90%        7.01%      0.87%       8/1/02
                                          ---------                   -----------
                                              1,064                   $    11,388
                                          ---------                   -----------
   CALVERT VARIABLE SERIES, INC.:
   SOCIAL EQUITY SUBACCOUNT (NOTE 5)
   2003
     Top I.............................       1,050     $  6.845048   $     7,190     1.10%       16.96%      0.02%       5/2/03
     Top Tradition.....................       7,851     $  6.692392   $    52,542     1.10%       16.96%      0.02%       5/2/03
     Top Plus..........................       5,418     $  6.785729   $    36,764     0.90%       17.11%      0.02%       5/2/03
                                          ---------                   -----------
                                             14,319                        96,496
                                          ---------                   -----------
   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON SUBACCOUNT
   2003
     Top Tradition.....................         182     $ 12.157960   $     2,208     1.10%       21.58%      0.00%       5/1/03
     Top Plus..........................         231     $ 12.174031   $     2,813     0.90%       21.74%      0.00%       5/1/03
                                          ---------                   -----------
                                                413                         5,021
                                          ---------                   -----------
   DREYFUS VARIABLE INVESTMENT FUND --
     SERVICE SHARES:
   APPRECIATION SUBACCOUNT
   2003
     Top Tradition.....................         617     $ 11.714615   $     7,227     1.10%       17.15%     12.75%       5/1/03
   ROYCE CAPITAL FUND:
   SMALL-CAP SUBACCOUNT
   2003
     Top Tradition.....................       4,519     $ 13.982845   $    63,184     1.10%       39.83%      0.00%       5/1/03
     Top Plus..........................       2,389     $ 14.001322   $    33,458     0.90%       40.01%      0.00%       5/1/03
                                          ---------                   -----------
                                              6,908                        96,642
                                          ---------                   -----------
   MICRO-CAP SUBACCOUNT
   2003
     Top Tradition.....................       7,232     $ 14.711160   $   106,391     1.10%       47.11%      0.00%       5/1/03
     Top Plus..........................       1,466     $ 14.730584   $    21,590     0.90%       47.31%      0.00%       5/1/03
                                          ---------                   -----------
                                              8,698                       127,981
                                          ---------                   -----------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL
     FUNDS -- CLASS II:
   CORE PLUS FIXED INCOME SUBACCOUNT
   2003
     Top Tradition.....................         281     $ 11.531016   $     3,244     1.10%       15.31%      0.12%       5/2/03
   US REAL ESTATE SUBACCOUNT
   2003
     Top Tradition.....................          20     $ 12.802466   $       255     1.10%       28.02%      0.00%       5/1/03

---------------

   * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

  ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the 12-month period indicated or from the inception date through the end of the period.

 *** Accumulation units are rounded to the nearest whole number.

**** The investment income ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

   The following tables illustrate product and contract level charges by product:

   These basic charges are assessed through reduction of daily unit values:

                                                                                   BACK LOAD &
                                                      COMBINATION       VIA           TOP I       TOP TRADITION    TOP PLUS
                                                      -----------       ---        -----------    -------------    --------
    MORTALITY AND EXPENSE RISK FEES
    (May increase annually to not more than
    1.55%)..........................................     0.75%         1.05%      0.85% to 1.05%     0.85%          0.65%
    ADMINISTRATIVE EXPENSES.........................     0.25%         0.25%          0.25%          0.25%          0.25%
    Total expenses..................................     1.00%         1.30%       1.1% to 1.3%      1.10%          0.90%
    The following charges are assessed through the redemption of units:
    ANNUAL CONTRACT FEE
    Each year on the contract anniversary (or at the
    time of surrender of the contract). Contract
    charges for the Account amounted to
    approximately $60,000 and $69,000 during 2003
    and 2002, respectively..........................      $30           $30            $30            $30             NA
    TRANSFER FEE -- per transfer (currently no
      charge for the first 4 transfers each contract
      year).........................................   $3 to $15     $3 to $15      $3 to $15      $3 to $15      $3 to $15
    SALES CHARGE MADE FROM PURCHASE PAYMENTS........  No deduction  No deduction   No deduction   No deduction   No deduction
    SURRENDER CHARGES
    A withdrawal charge may be assessed by ONLIC
    when a contract is surrendered or a partial
    withdrawal of a participant's account value is
    made for any other reason than to make a plan                      5% of                        7.75% of
    payment to a participant. Percentages vary with                 payments in   5% of payments  payments in
    the number of years from purchase. Total                          the last     in the last      the last      6% in the
    surrender charges in the Account amounted to                    eight years   eight years on  eight years     first year
    approximately $81,000 and $30,000 during 2003                    on amount        amount       on amount     to 0% in the
    and 2002, respectively..........................   No charge    surrendered    surrendered    surrendered    seventh year
    STATE PREMIUM TAXES
    In those jurisdictions permitting, such taxes
    will be deducted when annuity payments begin.
    Otherwise, they will be deducted from purchase
    payments........................................  0.5% to 3.5%  0.5% to 3.5%   0.5% to 3.5%   0.5% to 3.5%   0.5% to 3.5%

(4) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

(5) FUND SUBSTITUTIONS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip portfolio.

   Effective April 29, 2003, Subaccounts of the Dow Target Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

             ACQUIRED PORTFOLIOS                         ACQUIRING PORTFOLIOS
    -------------------------------------         ----------------------------------
    Dow Target 10 -- February Portfolio           Dow Target 10 -- January Portfolio
    Dow Target 10 -- March Portfolio

    Dow Target 10 -- May Portfolio                Dow Target 10 -- April Portfolio
    Dow Target 10 -- June Portfolio

    Dow Target 10 -- August Portfolio             Dow Target 10 -- July Portfolio
    Dow Target 10 -- September Portfolio

    Dow Target 10 -- November Portfolio           Dow Target 10 -- October Portfolio
    Dow Target 10 -- December Portfolio

    Dow Target 5 -- February Portfolio            Dow Target 5 -- January Portfolio
    Dow Target 5 -- March Portfolio

    Dow Target 5 -- May Portfolio                 Dow Target 5 -- April Portfolio
    Dow Target 5 -- June Portfolio

    Dow Target 5 -- August Portfolio              Dow Target 5 -- July Portfolio
    Dow Target 5 -- September Portfolio

    Dow Target 5 -- November Portfolio            Dow Target 5 -- October Portfolio
    Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity portfolio.

OHIO NATIONAL VARIABLE ACCOUNT B

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account B:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account B (compromised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

Ohio National Fund, Inc.
Post Office Box 371
Cincinnati, Ohio 45201

Form 1323 Rev. 2-04